UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Sheelyn Michael First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2019, is filed herewith.

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2019 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 77.4%
Australia — 0.5%
Newcrest Mining Ltd.	13,960,883	248,375,032

Belgium — 0.5%
Groupe Bruxelles Lambert SA	2,788,865	262,773,300

Brazil — 0.5%
Cielo SA	71,021,952	232,595,919

Canada — 4.7%
Agnico Eagle Mines Ltd.	5,969,324	259,634,588
Barrick Gold Corp.	23,564,409	315,527,437
Canadian Natural Resources Ltd.	469,981	12,615,571
Cenovus Energy, Inc.	10,020,696	78,061,222
Franco-Nevada Corp.	2,615,497	202,897,834
Goldcorp, Inc.	9,883,228	110,593,321
Imperial Oil Ltd.	10,087,781	286,215,210
Nutrien Ltd.	11,230,751	581,977,517
Power Corp. of Canada	8,981,703	178,547,192
Wheaton Precious Metals Corp.	13,906,393	293,146,764
		2,319,216,656
Denmark — 0.2%
ISS A/S	3,009,360	85,287,676

France — 5.0%
Bouygues SA	4,400,422	155,745,182
Cie de Saint-Gobain	8,744,290	301,748,126
Danone SA	8,247,355	600,174,870
Legrand SA	2,040,139	120,871,084
LVMH Moet Hennessy Louis Vuitton SE	320,194	102,718,358
Rexel SA	11,789,132	134,426,845
Robertet SA	157,260	97,919,883
Robertet SA CI (non-voting)‡(a)	42,252	18,416,111
Sabeton SA(b)	385,000	9,562,560
Sanofi	5,076,679	441,254,315
Sodexo SA	3,449,673	359,115,395
Wendel SA	1,067,994	130,140,874
		2,472,093,603
Germany — 0.9%
HeidelbergCement AG	5,715,017	395,749,058
Hornbach Baumarkt AG	29,871	649,617
Hornbach Holding AG & Co. KGaA(b)	1,181,422	61,449,828
		457,848,503
Hong Kong — 2.6%
CK Asset Holdings Ltd.	26,868,500	226,200,848
Guoco Group Ltd.	12,693,580	163,027,256
Hang Lung Properties Ltd.	114,055,969	249,741,984
Hysan Development Co. Ltd.	23,322,348	121,366,136
Jardine Matheson Holdings Ltd.	6,979,771	466,909,345
Jardine Strategic Holdings Ltd.	520,800	19,965,409
		1,247,210,978
Ireland — 0.3%
CRH plc	4,704,407	135,369,820

Israel — 0.0%(c)
Israel Chemicals Ltd.	2,913,659	16,911,126

Italy — 0.0%(c)
Italmobiliare SpA	932,842	20,713,979

Japan — 11.8%
Chofu Seisakusho Co. Ltd.(b)	3,346,500	61,956,480
FANUC Corp.	4,297,200	730,874,705
Hirose Electric Co. Ltd.(b)	2,622,015	281,633,392
Hoshizaki Corp.	861,900	61,206,166
Hoya Corp.	3,877,540	225,042,166
KDDI Corp.	27,239,700	680,573,910
Keyence Corp.	695,400	357,863,654
Komatsu Ltd.	942,500	24,818,035
Mitsubishi Electric Corp.	16,621,500	209,153,087
Mitsubishi Estate Co. Ltd.	30,826,080	545,975,923
MS&AD Insurance Group Holdings, Inc.	8,541,620	252,862,280
Nissin Foods Holdings Co. Ltd.	1,933,930	123,119,188
NTT DOCOMO, Inc.	16,534,400	397,268,886
Olympus Corp.	404,981	16,612,752
Secom Co. Ltd.	7,622,930	638,206,928
Shimano, Inc.	1,737,990	243,868,277
SMC Corp.	698,556	230,556,419
Sompo Holdings, Inc.	16,952,900	639,195,363
T Hasegawa Co. Ltd.(b)	3,002,800	44,407,253
		5,765,194,864
Mexico — 0.7%
Fresnillo plc	18,230,274	240,692,913
Industrias Penoles SAB de CV	6,401,020	87,384,396
		328,077,309
Norway — 0.1%
Orkla ASA	8,235,230	66,559,824

Russia — 0.2%
Gazprom PJSC, ADR	15,687,012	76,697,253

South Korea — 2.0%
Hyundai Mobis Co. Ltd.*	1,067,561	216,252,862
Kia Motors Corp.	9,085,322	297,072,737
KT&G Corp.	4,321,898	384,829,740
Lotte Confectionery Co. Ltd.*	153,688	24,129,328
Lotte Corp.	913,277	43,063,670
Namyang Dairy Products Co. Ltd.*(b)	39,989	22,694,781
		988,043,118
Sweden — 1.0%
Investor AB, Class A	5,780,719	254,119,258
Investor AB, Class B	3,394,798	149,307,978
Svenska Handelsbanken AB, Class A	6,621,487	72,007,674
		475,434,910
Switzerland — 2.5%
Cie Financiere Richemont SA (Registered)	4,561,324	314,402,681
Nestle SA (Registered)	6,265,466	546,247,702
Pargesa Holding SA	4,327,670	341,610,103
		1,202,260,486
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,821,460	181,383,325

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Thailand — 0.7%
Bangkok Bank PCL, NVDR	50,457,600	348,182,483

United Kingdom — 6.2%
Berkeley Group Holdings plc	5,771,651	284,176,466
British American Tobacco plc	18,990,473	669,415,389
BT Group plc	46,726,193	142,486,996
Diageo plc	6,708,631	256,044,690
GlaxoSmithKline plc	14,471,132	281,095,632
Liberty Global plc, Class C*	4,802,101	113,137,500
Linde plc	2,507,088	407,494,686
Lloyds Banking Group plc	499,952,090	381,145,908
TechnipFMC plc	14,485,374	332,584,187
Unilever NV, CVA	1,496,617	80,144,130
WPP plc	9,574,565	109,566,748
		3,057,292,332
United States — 36.6%
3M Co.	2,815,173	563,879,152
Alleghany Corp.	418,350	264,213,126
Alphabet, Inc., Class A*	134,718	151,677,649
Alphabet, Inc., Class C*	163,012	181,981,706
American Express Co.	4,309,408	442,576,202
Analog Devices, Inc.	2,899,743	286,668,593
Anthem, Inc.	1,341,641	406,517,223
Bank of New York Mellon Corp. (The)	13,113,982	686,123,538
BB&T Corp.	10,153,928	495,511,686
Berkshire Hathaway, Inc., Class A*	865	269,447,500
Booking Holdings, Inc.*	76,542	140,286,943
Brown & Brown, Inc.	7,986,426	216,911,330
CH Robinson Worldwide, Inc.	4,051,312	351,532,342
Cincinnati Financial Corp.	1,600,484	129,831,262
Cintas Corp.	619,374	116,138,819
Colgate-Palmolive Co.	8,044,177	520,297,368
Comcast Corp., Class A	24,265,172	887,377,340
ConocoPhillips	2,991,569	202,499,306
Cummins, Inc.	1,698,225	249,825,880
Deere & Co.	3,176,107	520,881,548
DENTSPLY SIRONA, Inc.	4,419,926	185,415,896
Exxon Mobil Corp.	11,628,713	852,152,089
Facebook, Inc., Class A*	1,528,101	254,719,156
Flowserve Corp.(b)	8,414,508	370,574,932
H&R Block, Inc.	3,992,318	94,178,782
HCA Healthcare, Inc.	1,598,067	222,818,482
IPG Photonics Corp.*	1,136,199	151,114,467
JG Boswell Co.	2,485	1,565,550
Microsoft Corp.	3,999,791	417,698,174
Mills Music Trust(b)	31,592	916,168
National Oilwell Varco, Inc.	14,744,541	434,669,069
Newmont Mining Corp.	6,254,931	213,355,696
NOW, Inc.*(b)	5,851,664	79,173,014
Omnicom Group, Inc.	5,479,376	426,733,803
Oracle Corp.	21,694,881	1,089,733,873
Philip Morris International, Inc.	7,481,865	574,008,683
Royal Gold, Inc.	1,260,596	110,138,272
San Juan Basin Royalty Trust(b)	3,908,035	18,524,086
Schlumberger Ltd.	17,555,849	776,144,084
Scotts Miracle-Gro Co. (The)	2,003,105	148,930,857
Synchrony Financial	7,964,978	239,267,939
Teradata Corp.*(b)	11,221,406	498,005,998
Texas Instruments, Inc.	2,493,377	251,033,196
Tiffany & Co.	1,855,384	164,628,222
Travelers Cos., Inc. (The)	1,371,426	172,168,820
UGI Corp.	2,250,707	128,357,820
Union Pacific Corp.	3,021,757	480,670,886
Universal Health Services, Inc., Class B	2,047,912	271,409,777
US Bancorp	7,819,459	400,043,522
Varian Medical Systems, Inc.*	1,460,557	192,837,341
Vista Outdoor, Inc.*(b)	3,252,457	32,459,521
Wells Fargo & Co.	754,925	36,923,382
Weyerhaeuser Co., REIT	27,360,795	717,947,261
Willis Towers Watson plc	2,058,297	335,070,169
WR Berkley Corp.	4,386,051	337,243,461
Xilinx, Inc.	1,538,488	172,218,347
		17,937,029,308
TOTAL COMMON STOCKS (Cost $28,744,126,441)		37,924,551,804

Ounces

COMMODITIES — 9.1%
Gold bullion*
(Cost $3,612,150,427)	3,388,066	4,471,840,760

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.1%

Indonesia — 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	965,460,000,000	70,047,241

Malaysia — 0.0%(c)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	13,219,530

Mexico — 0.5%
Mexican Bonos
5.00%, 12/11/2019	MXN	764,192,000	38,831,732
6.50%, 6/10/2021	MXN	1,813,760,000	91,364,997
6.50%, 6/9/2022	MXN	2,337,520,000	116,083,574
			246,280,303
Singapore — 0.4%
Singapore Government Bond
3.25%, 9/1/2020	SGD	119,604,000	90,574,576
2.25%, 6/1/2021	SGD	147,741,000	110,405,174
			200,979,750
Venezuela, Bolivarian Republic of — 0.0%
Venezuela Government Bond (Oil Indexed Payment Obligation)
Zero Coupon, 4/15/2020‡(a)(d)(e)		53,230	—

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $550,270,716)			530,526,824

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 0.0%(c)
United States — 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $4,944,888)	5,467,000	5,364,494

SHORT-TERM INVESTMENTS — 12.1%

COMMERCIAL PAPER — 12.1%
ABB Treasury Center USA, Inc.
2.53%, 2/19/2019(f)	20,191,000	20,164,530
2.49%, 3/4/2019(f)	17,157,000	17,118,812
2.54%, 3/14/2019(f)	19,761,000	19,702,810
2.56%, 4/1/2019(f)	31,770,000	31,634,448
2.56%, 4/4/2019(f)	31,770,000	31,627,504
2.62%, 4/30/2019(f)	15,885,000	15,783,327
American Express Credit Corp.
2.68%, 2/7/2019(f)	53,210,000	53,182,582
2.68%, 2/8/2019(f)	55,432,000	55,399,271
American Honda Finance Corp.
2.52%, 2/6/2019(f)	173,879,000	173,808,984
2.62%, 4/24/2019(f)	60,373,000	60,014,160
Apple, Inc.
2.44%, 2/4/2019(f)(g)	100,000,000	99,973,389
2.46%, 2/12/2019(f)(g)	100,000,000	99,918,833
2.52%, 3/12/2019(f)(g)	49,674,000	49,536,734
2.48%, 3/22/2019(f)(g)	17,157,000	17,097,356
BP Capital Markets plc
2.83%, 3/8/2019(f)	65,876,000	65,712,035
2.83%, 3/11/2019(f)	10,000,000	9,972,895
2.61%, 3/18/2019(f)	41,005,000	40,872,335
2.77%, 4/15/2019(f)	128,755,000	128,051,525
2.77%, 4/16/2019(f)	36,610,000	36,406,891
Bunge Asset Funding Corp.
2.66%, 2/1/2019(f)	1,698,000	1,697,874
Cigna Holding Co.
3.12%, 2/19/2019(f)	71,600,000	71,497,177
3.12%, 2/25/2019(f)	18,300,000	18,265,217
3.12%, 3/1/2019(f)	98,612,000	98,393,786
3.12%, 3/4/2019(f)	76,977,000	76,788,560
3.14%, 3/11/2019(f)	36,113,000	36,004,709
CME Group, Inc.
2.50%, 2/12/2019(f)	58,393,000	58,345,195
Coca-Cola Co. (The)
2.54%, 2/21/2019(f)	18,085,000	18,058,985
2.64%, 3/14/2019(f)	46,632,000	46,496,425
EI du Pont de Nemours & Co.
3.01%, 3/7/2019(f)	24,368,000	24,299,817
Engie SA
2.49%, 2/1/2019(f)	40,000,000	39,997,387
2.59%, 2/5/2019(f)	44,573,000	44,558,285
2.52%, 3/1/2019(f)	63,547,000	63,419,279
2.53%, 3/4/2019(f)	48,218,000	48,110,677
2.51%, 3/5/2019(f)	23,357,000	23,303,345
2.56%, 3/26/2019(f)	11,406,000	11,362,406
2.62%, 4/9/2019(f)	73,022,000	72,669,312
Eni Finance USA, Inc.
2.64%, 2/1/2019(f)	3,679,000	3,678,732
Erste Abwicklungsanstalt
2.51%, 2/1/2019(f)(g)	46,023,000	46,020,015
2.52%, 2/15/2019(f)(g)	125,668,000	125,540,237
Henkel US Operations Corp.
2.50%, 2/12/2019(f)	13,122,000	13,111,336
2.58%, 3/29/2019(f)	19,925,000	19,845,310
Hitachi America Capital Ltd.
2.60%, 2/1/2019(f)	11,322,000	11,321,182
IBM Credit LLC
2.71%, 3/6/2019(f)	40,265,000	40,170,044
John Deere Capital Corp.
2.46%, 3/15/2019(f)	64,341,000	64,151,714
John Deere Financial Ltd.
2.63%, 2/5/2019(f)	84,145,000	84,117,034
2.63%, 2/6/2019(f)	47,849,000	47,829,892
2.63%, 2/7/2019(f)	47,849,000	47,826,670
John Deere Limited Corporate Commercial Paper
2.54%, 3/20/2019(f)	57,360,000	57,169,565
Kreditanstalt fuer Wiederaufbau
2.46%, 2/22/2019(f)	23,713,000	23,677,032
2.46%, 2/25/2019(f)	37,199,000	37,134,703
LVMH Moet Hennessy Louis Vuitton, Inc.
2.82%, 4/8/2019(f)	42,724,000	42,508,835
2.84%, 4/16/2019(f)	24,603,000	24,462,814
McDonald’s Corp.
2.55%, 2/14/2019(f)	11,227,000	11,215,233
Merck & Co., Inc.
2.46%, 2/8/2019(f)	70,125,000	70,087,818
2.47%, 2/14/2019(f)	37,293,000	37,257,845
2.46%, 2/22/2019(f)	58,551,000	58,463,372
2.50%, 3/19/2019(f)	61,508,000	61,309,654
MetLife Short Term Funding LLC
2.47%, 2/1/2019(f)	51,700,000	51,696,543
2.52%, 2/8/2019(f)	52,835,000	52,806,422
2.56%, 2/11/2019(f)	67,086,000	67,035,881
2.63%, 2/19/2019(f)	13,784,000	13,766,046
2.47%, 2/27/2019(f)	42,821,000	42,741,449
2.47%, 3/5/2019(f)	42,894,000	42,796,252
NRW Bank
2.43%, 2/1/2019(f)	42,567,000	42,564,149
2.44%, 2/5/2019(f)	87,342,000	87,312,716
2.53%, 2/7/2019(f)	47,261,000	47,238,807
2.65%, 2/14/2019(f)	75,535,000	75,463,943
2.45%, 4/1/2019(f)	86,510,000	86,156,751
2.65%, 4/15/2019(f)	82,011,000	81,594,106
2.55%, 4/16/2019(f)	145,477,000	144,726,884
2.63%, 4/17/2019(f)	126,867,000	126,203,585
2.50%, 4/29/2019(f)	58,393,000	58,036,582
Pfizer, Inc.
2.44%, 2/11/2019(f)	36,113,000	36,086,076
2.50%, 3/11/2019(f)	96,640,000	96,372,508
2.61%, 4/8/2019(f)	163,463,000	162,673,542
2.62%, 4/10/2019(f)	37,454,000	37,267,641
2.62%, 4/15/2019(f)	104,479,000	103,920,833
Philip Morris International, Inc.
2.48%, 3/28/2019(f)	23,293,000	23,202,525
2.47%, 3/29/2019(f)	42,894,000	42,724,347
Procter & Gamble Co. (The)
2.36%, 2/4/2019(f)	100,000,000	99,974,100

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Province of Quebec Canada
2.39%, 2/7/2019(f)	64,647,000	64,617,083
2.39%, 2/8/2019(f)	17,392,000	17,382,778
2.46%, 2/21/2019(f)	36,743,000	36,690,574
2.43%, 2/25/2019(f)	17,313,000	17,283,568
2.47%, 3/18/2019(f)	6,220,000	6,200,313
PSP Capital, Inc.
2.49%, 2/4/2019(f)(g)	100,000,000	99,973,800
2.48%, 2/13/2019(f)(g)	49,645,000	49,601,526
2.53%, 4/3/2019(f)(g)	18,586,000	18,504,537
QUALCOMM, Inc.
2.59%, 2/12/2019(f)	52,921,000	52,876,688
2.66%, 2/13/2019(f)	53,142,000	53,093,545
2.75%, 2/26/2019(f)	47,897,000	47,807,786
2.82%, 4/24/2019(f)	23,713,000	23,561,887
Sanofi
2.58%, 3/18/2019(f)	104,872,000	104,533,375
2.59%, 3/20/2019(f)	34,255,000	34,139,446
Schlumberger Holdings Corp.
2.89%, 4/11/2019(f)	38,219,000	38,006,980
2.92%, 4/22/2019(f)	40,249,000	39,988,277
Siemens Capital Co. LLC
2.57%, 3/7/2019(f)	36,378,000	36,290,819
2.62%, 3/15/2019(f)	73,535,000	73,316,383
Total Capital Canada Ltd.
2.53%, 2/1/2019(f)	94,522,000	94,515,850
2.64%, 4/4/2019(f)	77,185,000	76,838,941
2.66%, 4/10/2019(f)	206,203,000	205,188,859
2.59%, 4/30/2019(f)	42,894,000	42,620,514
TWDC Holdco 613 Corp.
2.58%, 4/18/2019(f)	80,498,000	80,059,295
2.60%, 4/23/2019(f)	33,525,000	33,329,741
2.60%, 4/26/2019(f)	33,525,000	33,322,202
2.64%, 5/9/2019(f)	73,533,000	73,013,150
Unilever Capital Corp.
2.48%, 2/1/2019(f)	32,768,000	32,765,884
2.44%, 3/4/2019(f)	25,953,000	25,896,272
UnitedHealth Group, Inc.
2.66%, 2/19/2019(f)	57,953,000	57,873,751
Walmart, Inc.
2.49%, 3/25/2019(f)	31,626,000	31,510,204
TOTAL COMMERCIAL PAPER (Cost $5,929,374,994)		5,929,311,610

U.S. TREASURY OBLIGATIONS — 0.0%(c)
U.S. Treasury Bills
2.37%, 4/25/2019(f)(h) (Cost $14,918,556)	15,000,000	14,919,075

	Shares
INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.22%(i) (Cost $1,149,884)	1,149,884	1,149,884
TOTAL SHORT-TERM INVESTMENTS (Cost $5,945,443,434)		5,945,380,569

Total Investments — 99.7% (Cost $38,856,935,906)		48,877,664,451
Other Assets Less Liabilities — 0.3%		146,414,648
Net Assets — 100.0%		49,024,079,099

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $18,416,111, which represents approximately 0.04% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark.
(e)	Defaulted security.
(f)	The rate shown was the current yield as of January 31, 2019.
(g)

Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(h)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(i)	Represents 7-day effective yield as of January 31, 2019.

See Notes to Consolidated Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	162,928,983	EUR	137,780,000	HSBC Bank plc	2/13/2019	$5,110,002
USD	49,927,143	GBP	37,856,000	HSBC Bank plc	2/13/2019	252,953
USD	162,358,359	EUR	137,586,000	Bank of New York Mellon	5/15/2019	3,502,569
USD	45,322,150	GBP	33,888,000	Bank of New York Mellon	5/15/2019	643,760
USD	385,786,325	EUR	329,380,000	Goldman Sachs	6/19/2019	4,342,083
USD	49,352,921	GBP	37,127,000	Goldman Sachs	6/19/2019	321,243
USD	156,547,283	EUR	134,713,000	JPMorgan Chase Bank	7/17/2019	166,077
USD	18,399,766	EUR	15,683,000	UBS AG	8/21/2019	139,863
USD	16,454,121	JPY	1,750,159,000	UBS AG	8/21/2019	120,368
Total unrealized appreciation						14,598,918
USD	255,157,864	JPY	28,202,216,000	HSBC Bank plc	2/13/2019	(3,951,039)
USD	342,550,690	JPY	37,779,573,000	Bank of New York Mellon	5/15/2019	(7,209,159)
USD	196,169,090	JPY	21,800,271,000	Goldman Sachs	6/19/2019	(6,235,722)
USD	63,199,786	GBP	48,379,000	JPMorgan Chase Bank	7/17/2019	(778,286)
USD	284,543,540	JPY	31,354,564,000	JPMorgan Chase Bank	7/17/2019	(7,235,417)
USD	113,867,485	GBP	88,268,000	UBS AG	8/21/2019	(3,053,448)
Total unrealized depreciation						(28,463,071)
Net unrealized depreciation						$(13,864,153)

Abbreviations

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Security Description	Shares at January 31, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2019	Dividend/ Interest Income	Capital Gain Distributions
Berkeley Group Holdings plc ^	5,771,651	$295,107,496	$—	$(40,947,148)	$30,487,505	$(471,387)	$284,176,466	$595,396	$—
Chofu Seisakusho Co. Ltd.	3,346,500	67,761,023	—	—	—	(5,804,543)	61,956,480	436,797	—
Flowserve Corp.	8,414,508	386,225,917	—	—	—	(15,650,985)	370,574,932	1,598,757	—
Hirose Electric Co. Ltd.	2,622,015	249,898,530	—	—	—	31,734,862	281,633,392	—	—
Hornbach Holding AG & Co. KGaA	1,181,422	78,076,885	—	—	—	(16,627,057)	61,449,828	—	—
Mills Music Trust	31,592	723,773	—	—	—	192,395	916,168	31,064	—
Namyang Dairy Products Co. Ltd.*	39,989	21,090,245	—	—	—	1,604,536	22,694,781	—	—
NOW, Inc.*	5,851,664	75,135,366	—	—	—	4,037,648	79,173,014	—	—
NSC Groupe ^	—	3,398,593	—	(2,952,039)	(3,305,628)	2,859,074	—	—	—
Sabeton SA	385,000	10,347,187	—	—	—	(784,627)	9,562,560	—	—
San Juan Basin Royalty Trust	3,908,035	19,970,059	—	—	—	(1,445,973)	18,524,086	349,406	—
T Hasegawa Co. Ltd.	3,002,800	53,319,400	—	—	—	(8,912,147)	44,407,253	—	—
Teradata Corp.*	11,221,406	443,722,516	—	(42,825,787)	1,433,798	95,675,471	498,005,998	—	—
Vista Outdoor, Inc.*	3,252,457	40,655,713	—	—	—	(8,196,192)	32,459,521	—	—
Total		$1,745,432,703	$—	$(86,724,974)	$28,615,675	$78,211,075	$1,765,534,479	$3,011,420	$—

*	Non-income producing security.
^	Represents an unaffiliated issuer as of January 31, 2019.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	0.7%
Auto Components	0.4
Automobiles	0.6
Banks	3.5
Beverages	0.5
Building Products	0.6
Capital Markets	1.4
Chemicals	2.6
Commercial Services & Supplies	1.7
Commodities	9.1
Construction & Engineering	0.3
Construction Materials	1.1
Consumer Finance	1.4
Diversified Consumer Services	0.2
Diversified Financial Services	2.9
Diversified Telecommunication Services	0.3
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	3.2
Entertainment	0.0 *
Equity Real Estate Investment Trusts (REITs)	1.5
Food Products	2.8
Foreign Government Securities	1.1
Gas Utilities	0.3
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Household Products	1.1
Industrial Conglomerates	2.5
Insurance	5.2
Interactive Media & Services	1.2
Internet & Direct Marketing Retail	0.3
IT Services	0.5
Leisure Products	0.6
Machinery	4.5
Media	3.1
Metals & Mining	4.3
Oil, Gas & Consumable Fuels	3.1
Personal Products	0.2
Pharmaceuticals	1.5
Real Estate Management & Development	2.3
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	1.8
Software	4.1
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	0.9
Tobacco	3.3
Trading Companies & Distributors	0.4
Wireless Telecommunication Services	2.2
Short-Term Investments	12.1
Total Investments	99.7%

* Less than 0.05%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 77.9%

Australia — 0.5%
Newcrest Mining Ltd.	3,843,310	68,375,492

Belgium — 0.8%
Groupe Bruxelles Lambert SA	907,727	85,528,134
Sofina SA	98,473	19,531,479
		105,059,613
Brazil — 0.9%
Cielo SA	35,837,586	117,367,603

Canada — 7.1%
Agnico Eagle Mines Ltd.	1,693,611	73,663,281
Barrick Gold Corp.	6,972,023	93,355,388
Canadian Natural Resources Ltd.	156,826	4,209,637
Cenovus Energy, Inc.	6,627,505	51,628,264
Franco-Nevada Corp.	757,841	58,789,705
Goldcorp, Inc.	5,488,932	61,421,149
Imperial Oil Ltd.	6,877,585	195,134,038
Nutrien Ltd.	4,762,288	246,781,764
Power Corp. of Canada	4,282,626	85,134,283
Wheaton Precious Metals Corp.	4,232,770	89,226,792
		959,344,301
Chile — 1.0%
Cia Cervecerias Unidas SA, ADR	4,800,004	133,968,112

Denmark — 0.5%
ISS A/S	2,267,957	64,275,720

France — 9.1%
Bouygues SA	1,747,908	61,864,123
Cie de Saint-Gobain	4,196,973	144,829,224
Danone SA	4,115,540	299,495,254
Laurent-Perrier(a)	558,938	60,265,429
Legrand SA	691,232	40,953,073
Legris Industries SA*‡(a)(b)(c)	905,366	28,021,062
Rexel SA	7,346,731	83,771,890
Robertet SA(a)	189,877	118,229,261
Robertet SA CI (non-voting)‡(b)	51,500	22,446,978
Sabeton SA	100,000	2,483,782
Sanofi	1,849,956	160,794,304
Sodexo SA	1,545,285	160,866,156
Wendel SA	493,657	60,154,789
		1,244,175,325
Germany — 2.0%
Hamburger Hafen und Logistik AG	1,230,432	27,413,304
HeidelbergCement AG	2,211,182	153,118,214
Hornbach Holding AG & Co. KGaA	385,305	20,041,040
Telefonica Deutschland Holding AG	19,522,787	68,444,121
		269,016,679
Greece — 0.4%
JUMBO SA	3,458,659	56,531,391

Hong Kong — 5.9%
CK Asset Holdings Ltd.	13,982,500	117,716,038
Great Eagle Holdings Ltd.	22,777,700	105,546,555
Guoco Group Ltd.	7,806,340	100,259,044
Hang Lung Properties Ltd.	52,376,162	114,685,156
Hysan Development Co. Ltd.	17,500,405	91,069,584
Jardine Matheson Holdings Ltd.	3,666,900	245,295,996
Jardine Strategic Holdings Ltd.	233,600	8,955,298
Swire Properties Ltd.	4,560,919	17,802,093
		801,329,764
Ireland — 0.4%
CRH plc	2,108,597	60,675,106

Israel — 0.1%
Israel Chemicals Ltd.	1,254,517	7,281,324

Italy — 0.1%
Italmobiliare SpA	519,057	11,525,785

Japan — 20.3%
As One Corp.(a)	1,171,640	82,316,574
Chofu Seisakusho Co. Ltd.(a)	1,842,500	34,111,703
Daiichikosho Co. Ltd.	2,242,080	105,916,473
FANUC Corp.	1,989,540	338,384,171
Hirose Electric Co. Ltd.	1,168,730	125,534,520
Hoshizaki Corp.	359,100	25,500,794
Hoya Corp.	1,303,730	75,665,041
Kansai Paint Co. Ltd.	3,559,930	62,466,149
KDDI Corp.	10,856,700	271,250,666
Keyence Corp.	243,400	125,257,425
Komatsu Ltd.	465,800	12,265,507
Maezawa Kasei Industries Co. Ltd.(a)	837,200	7,798,723
Mitsubishi Electric Corp.	7,169,700	90,218,385
Mitsubishi Estate Co. Ltd.	13,938,050	246,863,685
MS&AD Insurance Group Holdings, Inc.	3,919,200	116,022,235
Nagaileben Co. Ltd.	1,687,224	33,791,063
Nissin Foods Holdings Co. Ltd.	784,830	49,964,390
NTT DOCOMO, Inc.	7,050,600	169,403,426
Olympus Corp.	168,918	6,929,196
Secom Co. Ltd.	2,947,700	246,787,333
Shimano, Inc.	710,470	99,690,501
SK Kaken Co. Ltd.	87,561	38,605,619
SMC Corp.	305,490	100,826,105
Sompo Holdings, Inc.	7,047,300	265,712,739
T Hasegawa Co. Ltd.	1,906,436	28,193,548
		2,759,475,971
Mexico — 0.8%
Fresnillo plc	5,813,900	76,760,477

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Industrias Penoles SAB de CV	2,246,692	30,671,022
		107,431,499
Netherlands — 0.7%
HAL Trust	583,076	90,741,679

Norway — 0.8%
Orkla ASA	13,188,419	106,593,118

Russia — 0.3%
Gazprom PJSC, ADR	8,419,603	41,165,291

Singapore — 1.8%
ComfortDelGro Corp. Ltd.	20,481,815	35,540,757
Haw Par Corp. Ltd.(a)	22,910,613	211,032,240
		246,572,997
South Korea — 4.2%
Fursys, Inc.(a)	872,463	23,899,367
Hyundai Mobis Co. Ltd.*	461,565	93,497,938
Kia Motors Corp.	5,054,863	165,284,399
KT&G Corp.	2,026,271	180,422,893
Lotte Confectionery Co. Ltd.*	104,605	16,423,197
Lotte Corp.	621,610	29,310,722
Namyang Dairy Products Co. Ltd.*	22,950	13,024,713
Namyang Dairy Products Co. Ltd. (Preference)*	27,183	4,922,819
NongShim Co. Ltd.	203,663	51,206,763
		577,992,811
Sweden — 2.1%
Industrivarden AB, Class C	1,506,011	31,048,174
Investor AB, Class A	2,945,223	129,471,417
Investor AB, Class B	2,096,088	92,188,891
Svenska Handelsbanken AB, Class A	3,441,275	37,423,348
		290,131,830
Switzerland — 4.5%
Cie Financiere Richemont SA (Registered)	1,876,623	129,351,763
Nestle SA (Registered)	3,289,839	286,820,964
Pargesa Holding SA	2,413,791	190,535,644
		606,708,371
Taiwan — 0.8%
Taiwan Secom Co. Ltd.	8,545,694	24,127,338
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,103,340	79,127,651
		103,254,989
Thailand — 1.2%
Bangkok Bank PCL, NVDR	20,413,559	140,863,688
Thai Beverage PCL	52,214,985	28,306,829
		169,170,517
Turkey — 0.1%
AG Anadolu Grubu Holding A/S	7,603,583	18,859,681

United Kingdom — 9.8%
Berkeley Group Holdings plc	2,248,578	110,712,333
British American Tobacco plc	7,146,922	251,929,458
BT Group plc	22,262,999	67,888,857
Diageo plc	2,566,085	97,938,378
GlaxoSmithKline plc	6,551,859	127,267,096
Hiscox Ltd.	2,662,703	49,549,249
Liberty Global plc, Class C*	1,555,622	36,650,454
Linde plc	668,940	108,495,252
Lloyds Banking Group plc	255,626,572	194,880,717
TechnipFMC plc	9,042,085	207,606,272
Unilever NV, CVA	673,808	36,082,549
WPP plc	4,157,161	47,572,565
		1,336,573,180
United States — 1.7%
Newmont Mining Corp.	1,695,641	57,838,314
Royal Gold, Inc.	551,449	48,180,099
Willis Towers Watson plc	784,188	127,657,965
		233,676,378
TOTAL COMMON STOCKS (Cost $8,256,497,602)		10,587,274,527

Ounces

COMMODITIES — 9.3%

Gold bullion* (Cost $897,628,723)	955,694	1,261,401,878

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.8%

Indonesia — 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	436,483,000,000	31,668,251

Malaysia — 0.0%(d)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,351,717

Mexico — 1.0%
Mexican Bonos
5.00%, 12/11/2019	MXN	480,074,000	24,394,530
6.50%, 6/10/2021	MXN	1,025,590,000	51,662,308
6.50%, 6/9/2022	MXN	1,264,500,000	62,796,331
			138,853,169
Singapore — 0.6%
Singapore Government Bond
3.25%, 9/1/2020	SGD	53,521,000	40,530,767
2.25%, 6/1/2021	SGD	46,160,000	34,494,845
			75,025,612
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $263,325,933)			251,898,749

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS — 10.5%

COMMERCIAL PAPER — 10.4%
ABB Treasury Center USA, Inc.
2.53%, 2/19/2019(e)	3,909,000	3,903,875
2.49%, 3/4/2019(e)	2,843,000	2,836,672
2.54%, 3/14/2019(e)	5,239,000	5,223,573
2.56%, 4/1/2019(e)	18,230,000	18,152,218
2.56%, 4/4/2019(e)	18,230,000	18,148,234
2.62%, 4/30/2019(e)	9,115,000	9,056,659
American Express Credit Corp.
2.68%, 2/7/2019(e)	21,790,000	21,778,772
2.68%, 2/8/2019(e)	19,568,000	19,556,446
American Honda Finance Corp.
2.52%, 2/6/2019(e)	20,291,000	20,282,830
2.62%, 4/24/2019(e)	14,627,000	14,540,061
Apple, Inc.
2.52%, 3/12/2019(e)(f)	10,326,000	10,297,466
2.48%, 3/22/2019(e)(f)	2,843,000	2,833,116
BP Capital Markets plc
2.83%, 3/8/2019(e)	9,874,000	9,849,424
2.61%, 3/18/2019(e)	8,995,000	8,965,898
2.77%, 4/15/2019(e)	17,745,000	17,648,047
2.77%, 4/16/2019(e)	3,790,000	3,768,973
Bunge Asset Funding Corp.
2.66%, 2/1/2019(e)	8,745,000	8,744,351
Cigna Holding Co.
3.12%, 3/4/2019(e)	31,523,000	31,445,832
3.14%, 3/11/2019(e)	13,887,000	13,845,357
CME Group, Inc.
2.50%, 2/12/2019(e)	16,607,000	16,593,404
Coca-Cola Co. (The)
2.54%, 2/21/2019(e)	14,715,000	14,693,833
2.64%, 3/14/2019(e)	58,618,000	58,447,578
EI du Pont de Nemours & Co.
3.01%, 3/7/2019(e)	30,632,000	30,546,290
Engie SA
2.52%, 3/1/2019(e)	32,950,000	32,883,775
2.53%, 3/4/2019(e)	11,682,000	11,655,998
2.51%, 3/5/2019(e)	6,643,000	6,627,740
2.56%, 3/26/2019(e)	3,244,000	3,231,601
2.62%, 4/9/2019(e)	19,978,000	19,881,509
Eni Finance USA, Inc.
2.64%, 2/1/2019(e)	18,948,000	18,946,620
Erste Abwicklungsanstalt
2.52%, 2/15/2019(e)(f)	24,332,000	24,307,262
Henkel US Operations Corp.
2.50%, 2/12/2019(e)	2,878,000	2,875,661
2.58%, 3/29/2019(e)	6,575,000	6,548,703
Hitachi America Capital Ltd.
2.60%, 2/1/2019(e)	58,300,000	58,295,790
IBM Credit LLC
2.71%, 3/6/2019(e)	11,235,000	11,208,505
John Deere Capital Corp.
2.46%, 3/15/2019(e)	10,659,000	10,627,642
John Deere Financial Ltd.
2.63%, 2/5/2019(e)	15,855,000	15,849,731
2.63%, 2/6/2019(e)	2,151,000	2,150,141
2.63%, 2/7/2019(e)	2,151,000	2,149,996
John Deere Limited Corporate Commercial Paper
2.54%, 3/20/2019(e)	12,340,000	12,299,031
Kreditanstalt fuer Wiederaufbau
2.46%, 2/22/2019(e)	6,287,000	6,277,464
2.46%, 2/25/2019(e)	5,801,000	5,790,973
LVMH Moet Hennessy Louis Vuitton, Inc.
2.82%, 4/8/2019(e)	7,276,000	7,239,357
2.84%, 4/16/2019(e)	5,397,000	5,366,248
McDonald’s Corp.
2.55%, 2/14/2019(e)	12,873,000	12,859,508
Merck & Co., Inc.
2.47%, 2/14/2019(e)	12,707,000	12,695,022
2.50%, 3/19/2019(e)	13,492,000	13,448,492
MetLife Short Term Funding LLC
2.52%, 2/8/2019(e)	6,165,000	6,161,665
2.56%, 2/11/2019(e)	15,514,000	15,502,410
2.63%, 2/19/2019(e)	11,216,000	11,201,391
2.47%, 2/27/2019(e)	12,179,000	12,156,374
2.47%, 3/5/2019(e)	7,106,000	7,089,807
NRW Bank
2.43%, 2/1/2019(e)	7,433,000	7,432,502
2.44%, 2/5/2019(e)	12,658,000	12,653,756
2.53%, 2/7/2019(e)	2,739,000	2,737,714
2.65%, 2/14/2019(e)	21,815,000	21,794,478
2.45%, 4/1/2019(e)	13,490,000	13,434,916
2.65%, 4/15/2019(e)	17,989,000	17,897,555
2.55%, 4/16/2019(e)	29,523,000	29,370,772
2.63%, 4/17/2019(e)	13,133,000	13,064,325
2.50%, 4/29/2019(e)	16,607,000	16,505,634
Pfizer, Inc.
2.44%, 2/11/2019(e)	13,887,000	13,876,647
2.61%, 4/8/2019(e)	54,537,000	54,273,609
2.62%, 4/10/2019(e)	12,546,000	12,483,575
2.62%, 4/15/2019(e)	20,521,000	20,411,369
Philip Morris International, Inc.
2.48%, 3/28/2019(e)	26,707,000	26,603,264
2.47%, 3/29/2019(e)	7,106,000	7,077,895
Province of Quebec Canada
2.39%, 2/7/2019(e)	60,353,000	60,325,070
2.39%, 2/8/2019(e)	1,008,000	1,007,465
2.46%, 2/21/2019(e)	18,057,000	18,031,236
2.43%, 2/25/2019(e)	14,087,000	14,063,052
2.47%, 3/18/2019(e)	1,030,000	1,026,740
PSP Capital, Inc.
2.48%, 2/13/2019(e)(f)	8,455,000	8,447,596
2.53%, 4/3/2019(e)(f)	10,664,000	10,617,259
QUALCOMM, Inc.
2.59%, 2/12/2019(e)	2,379,000	2,377,008
2.66%, 2/13/2019(e)	13,658,000	13,645,546
2.75%, 2/26/2019(e)	11,077,000	11,056,368
2.82%, 4/24/2019(e)	6,287,000	6,246,936

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Sanofi
2.58%, 3/18/2019(e)	35,128,000	35,014,574
2.59%, 3/20/2019(e)	14,745,000	14,695,260
Schlumberger Holdings Corp.
2.89%, 4/11/2019(e)	18,781,000	18,676,812
2.92%, 4/22/2019(e)	9,751,000	9,687,836
Siemens Capital Co. LLC
2.57%, 3/7/2019(e)	10,907,000	10,880,861
2.62%, 3/15/2019(e)	21,815,000	21,750,145
Total Capital Canada Ltd.
2.53%, 2/1/2019(e)	5,478,000	5,477,644
2.64%, 4/4/2019(e)	20,815,000	20,721,676
2.66%, 4/10/2019(e)	43,797,000	43,581,599
2.59%, 4/30/2019(e)	7,106,000	7,060,693
TWDC Holdco 613 Corp.
2.58%, 4/18/2019(e)	19,502,000	19,395,716
2.60%, 4/23/2019(e)	16,475,000	16,379,045
2.60%, 4/26/2019(e)	16,475,000	16,375,340
2.64%, 5/9/2019(e)	11,467,000	11,385,933
Unilever Capital Corp.
2.48%, 2/1/2019(e)	10,907,000	10,906,296
2.44%, 3/4/2019(e)	4,047,000	4,038,154
UnitedHealth Group, Inc.
2.66%, 2/19/2019(e)	12,047,000	12,030,526
Walmart, Inc.
2.49%, 3/25/2019(e)	6,574,000	6,549,930
TOTAL COMMERCIAL PAPER (Cost $1,417,580,077)		1,417,557,652
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 2.37%, 4/25/2019 (Cost $14,918,556)(e)(g)	15,000,000	14,919,075

	Shares
INVESTMENT COMPANIES — 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.22% (h) (Cost $248,580)	248,580	248,580
TOTAL SHORT-TERM INVESTMENTS (Cost $1,432,747,213)		1,432,725,307

Total Investments — 99.5% (Cost $10,850,199,471)		13,533,300,461
Other Assets Less Liabilities — 0.5%		63,865,308
Net Assets — 100.0%		13,597,165,769

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $50,468,040, which represents approximately 0.37% of net assets of the Fund.

(c)	Represents a security that is subject to legal or contractual restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown was the current yield as of January 31, 2019.
(f)

Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	Represents 7-day effective yield as of January 31, 2019.

See Notes to Consolidated Schedule of Investments.

(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$30.95

See Notes to Consolidated Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,113,017	EUR	72,821,000	HSBC Bank plc	2/13/2019	$2,700,794
USD	21,989,520	GBP	16,673,000	HSBC Bank plc	2/13/2019	111,409
USD	101,385,176	EUR	85,916,000	Bank of New York Mellon	5/15/2019	2,187,190
USD	22,491,224	GBP	16,817,000	Bank of New York Mellon	5/15/2019	319,468
USD	233,665,546	EUR	199,501,000	Goldman Sachs	6/19/2019	2,629,940
USD	29,123,634	GBP	21,909,000	Goldman Sachs	6/19/2019	189,569
USD	78,832,021	EUR	67,837,000	JPMorgan Chase Bank	7/17/2019	83,631
USD	25,625,690	EUR	21,842,000	UBS AG	8/21/2019	194,789
USD	35,289,190	JPY	3,753,570,000	UBS AG	8/21/2019	258,154
Total unrealized appreciation						8,674,944
EUR	31,802,000	USD	36,711,720	HSBC Bank plc	2/13/2019	(284,377)
JPY	5,934,108,000	USD	54,921,289	HSBC Bank plc	2/13/2019	(401,452)
USD	116,386,688	JPY	12,864,046,000	HSBC Bank plc	2/13/2019	(1,802,211)
USD	180,830,853	JPY	19,943,654,000	Bank of New York Mellon	5/15/2019	(3,805,680)
USD	101,290,255	JPY	11,256,386,000	Goldman Sachs	6/19/2019	(3,219,763)
USD	29,671,450	GBP	22,696,000	JPMorgan Chase Bank	7/17/2019	(342,530)
USD	146,674,855	JPY	16,162,469,000	JPMorgan Chase Bank	7/17/2019	(3,729,671)
USD	45,603,497	GBP	35,351,000	UBS AG	8/21/2019	(1,222,894)
Total unrealized depreciation						(14,808,578)
Net unrealized depreciation						$(6,133,634)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Security Description	Shares at January 31, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2019	Dividend/ Interest Income	Capital Gain Distributions
As One Corp.	1,171,640	$84,236,921	$—	$(816,997)	$531,223	$(1,634,573)	$82,316,574	$40	$—
Chofu Seisakusho Co. Ltd.	1,842,500	37,307,541	—	—	—	(3,195,838)	34,111,703	240,489	—
Fursys, Inc.	872,463	22,509,247	—	—	—	1,390,120	23,899,367	—	—
Haw Par Corp. Ltd.	22,910,613	214,106,178	—	(1,549,124)	821,930	(2,346,744)	211,032,240	—	—
Laurent-Perrier	558,938	57,307,183	—	—	—	2,958,246	60,265,429	—	—
Legris Industries SA*‡(b)(c)	905,366	27,728,513	—	—	—	292,549	28,021,062	—	—
Maezawa Kasei Industries Co. Ltd.	837,200	8,330,873	—	—	—	(532,150)	7,798,723	6	—
Robertet SA	189,877	113,537,596	—	(863,768)	653,214	4,902,219	118,229,261	—	—
Total		$565,064,052	$—	$(3,229,889)	$2,006,367	$1,833,829	$565,674,359	$240,535	$—

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(b)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such affiliated securities at January 31, 2019 amounted to $28,021,062, which represents approximately 0.21% of net assets of the Fund.

(c)	Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.7%
Automobiles	1.2
Banks	2.7
Beverages	2.4
Building Products	1.1
Chemicals	4.7
Commercial Services & Supplies	2.6
Commodities	9.3
Construction & Engineering	0.5
Construction Materials	1.6
Consumer Finance	0.2
Diversified Financial Services	5.1
Diversified Telecommunication Services	1.0
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	1.6
Entertainment	0.8
Food Products	6.1
Foreign Government Securities	1.8
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	1.2
Household Durables	1.1
Industrial Conglomerates	3.0
Insurance	4.7
IT Services	0.9
Leisure Products	0.7
Machinery	3.5
Media	0.6
Metals & Mining	4.8
Oil, Gas & Consumable Fuels	2.1
Personal Products	0.3
Pharmaceuticals	3.6
Real Estate Management & Development	5.1
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	1.0
Tobacco	3.2
Trading Companies & Distributors	0.6
Transportation Infrastructure	0.2
Wireless Telecommunication Services	3.2
Short-Term Investments	10.5
Total Investments	99.5%

See Notes to Consolidated Schedule of Investments.

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 70.9%

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	230,405	19,992,242

Banks — 3.7%
BB&T Corp.	705,456	34,426,253
US Bancorp	520,595	26,633,640
Wells Fargo & Co.	39,315	1,922,897
		62,982,790
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)	709,219	37,106,338

Chemicals — 2.2%
Linde plc (United Kingdom)	60,413	9,847,923
Nutrien Ltd. (Canada)	396,349	20,538,805
Scotts Miracle-Gro Co. (The)	104,446	7,765,560
		38,152,288
Commercial Services & Supplies — 0.4%
Cintas Corp.	32,805	6,151,266

Consumer Finance — 2.2%
American Express Co.	226,462	23,257,647
Synchrony Financial	467,576	14,045,983
		37,303,630
Diversified Consumer Services — 0.4%
H&R Block, Inc.	300,081	7,078,911

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class A*	49	15,263,500

Electronic Equipment, Instruments & Components — 0.5%
IPG Photonics Corp.*	58,918	7,836,094

Energy Equipment & Services — 5.4%
National Oilwell Varco, Inc.	912,708	26,906,632
Schlumberger Ltd.	1,085,817	48,003,969
TechnipFMC plc (United Kingdom)	710,652	16,316,570
		91,227,171
Equity Real Estate Investment Trusts (REITs) — 2.7%
Weyerhaeuser Co.	1,773,946	46,548,343

Gas Utilities — 0.5%
UGI Corp.	136,902	7,807,521

Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA, Inc.	269,147	11,290,717
Varian Medical Systems, Inc.*	81,451	10,753,975
		22,044,692
Health Care Providers & Services — 2.8%
Anthem, Inc.	69,979	21,203,637
HCA Healthcare, Inc.	85,014	11,853,502
Universal Health Services, Inc., Class B	107,442	14,239,288
		47,296,427
Household Products — 1.9%
Colgate-Palmolive Co.	510,304	33,006,463

Industrial Conglomerates — 1.8%
3M Co.	155,288	31,104,186

Insurance — 7.3%
Alleghany Corp.	75,164	47,470,576
Brown & Brown, Inc.	448,007	12,167,870
Cincinnati Financial Corp.	85,577	6,942,006
Travelers Cos., Inc. (The)	72,635	9,118,598
Willis Towers Watson plc	161,294	26,257,050
WR Berkley Corp.	282,471	21,719,195
		123,675,295
Interactive Media & Services — 2.0%
Alphabet, Inc., Class A*	7,298	8,216,745
Alphabet, Inc., Class C*	9,165	10,231,531
Facebook, Inc., Class A*	93,744	15,626,188
		34,074,464
Internet & Direct Marketing Retail — 0.5%
Booking Holdings, Inc.*	4,224	7,741,789

Leisure Products — 0.2%
Vista Outdoor, Inc.*	326,357	3,257,043

Machinery — 4.7%
Cummins, Inc.	93,251	13,718,155
Deere & Co.	188,587	30,928,268
Flowserve Corp.	802,902	35,359,804
		80,006,227
Media — 4.5%
Comcast Corp., Class A	1,416,586	51,804,550
Omnicom Group, Inc.	322,660	25,128,761
		76,933,311
Metals & Mining — 3.4%
Agnico Eagle Mines Ltd. (Canada)	170,280	7,406,295
Barrick Gold Corp. (Canada)	920,533	12,325,937
Franco-Nevada Corp. (Canada)	117,713	9,131,615
Goldcorp, Inc. (Canada)	263,962	2,953,735
Newcrest Mining Ltd. (Australia)	523,136	9,306,999
Newmont Mining Corp.	231,844	7,908,199
Royal Gold, Inc.	106,221	9,280,529
		58,313,309
Oil, Gas & Consumable Fuels — 4.2%
Canadian Natural Resources Ltd. (Canada)	28,093	754,093
ConocoPhillips	174,862	11,836,409
Exxon Mobil Corp.	643,478	47,154,068
Imperial Oil Ltd. (Canada)	297,287	8,434,765

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
San Juan Basin Royalty Trust	595,832	2,824,243
		71,003,578
Road & Rail — 1.7%
Union Pacific Corp.	186,637	29,688,348

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	156,714	15,492,746
Texas Instruments, Inc.	133,715	13,462,426
Xilinx, Inc.	81,837	9,160,834
		38,116,006
Software — 7.6%
Microsoft Corp.	235,396	24,582,404
Oracle Corp.	1,186,940	59,619,996
Teradata Corp.*	1,010,891	44,863,343
		129,065,743
Specialty Retail — 0.5%
Tiffany & Co.	102,256	9,073,175

Tobacco — 1.8%
Philip Morris International, Inc.	389,737	29,900,623

Trading Companies & Distributors — 0.2%
NOW, Inc.*	293,998	3,977,793

TOTAL COMMON STOCKS (Cost $834,020,602)		1,205,728,566

Ounces

COMMODITIES — 9.8%

Gold bullion* (Cost $149,249,390)	126,590	167,083,316

	Principal Amount ($)

CORPORATE BONDS — 1.9%

Banks — 0.7%
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/18/2019(a)(b)	12,404,000	11,993,490

Health Care Equipment & Supplies — 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	588,750

Oil, Gas & Consumable Fuels — 0.4%
CITGO Petroleum Corp.
6.25%, 8/15/2022(d)	6,542,000	6,443,870

Software — 0.8%
Veritas US, Inc.
7.50%, 2/1/2023(d)	6,820,000	6,001,600
10.50%, 2/1/2024(d)	10,198,000	7,422,104
		13,423,704
TOTAL CORPORATE BONDS (Cost $34,462,983)		32,449,814

SHORT-TERM INVESTMENTS — 17.2%

COMMERCIAL PAPER — 2.8%
Bunge Asset Funding Corp.
2.66%, 2/1/2019(e)	4,405,000	4,404,673
Cigna Holding Co.
3.12%, 3/1/2019(e)	1,388,000	1,384,928
Engie SA (France)
2.59%, 2/5/2019(e)	627,000	626,793
Eni Finance USA, Inc.
2.64%, 2/1/2019(e)	9,543,000	9,542,305
Hitachi America Capital Ltd.
2.60%, 2/1/2019(e)	29,364,000	29,361,879
Merck & Co., Inc.
2.46%, 2/22/2019(e)	824,000	822,767
Pfizer, Inc.
2.50%, 3/11/2019(e)	1,360,000	1,356,236
TOTAL COMMERCIAL PAPER (Cost $47,502,735)		47,499,581

	Shares
INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 2.22% (f) (Cost $48,477)	48,477	48,477

	Principal Amount ($)

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills
2.33%, 2/12/2019(e)	30,000,000	29,978,802
2.32%, 2/21/2019(e)	25,000,000	24,967,465
2.35%, 2/28/2019(e)	30,000,000	29,946,825
2.33%, 3/7/2019(e)	65,000,000	64,855,737
2.37%, 3/12/2019(e)	40,000,000	39,898,167
2.34%, 4/4/2019(e)	25,000,000	24,898,335

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
2.33%, 4/11/2019(e)	30,000,000	29,864,228
TOTAL U.S. TREASURY OBLIGATIONS (Cost $244,414,943)		244,409,559

TOTAL SHORT-TERM INVESTMENTS (Cost $291,966,155)		291,957,617

Total Investments - 99.8% (Cost $1,309,699,130)		1,697,219,313
Other Assets Less Liabilities — 0.2%		3,132,874
Net Assets — 100.0%		1,700,352,187

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(c)	Represents less than 0.05% of net assets.
(d)

Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(e)	The rate shown was the current yield as of January 31, 2019.
(f)	Represents 7-day effective yield as of January 31, 2019.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.2%
Banks	4.4
Capital Markets	2.2
Chemicals	2.2
Commercial Services & Supplies	0.4
Commodities	9.8
Consumer Finance	2.2
Diversified Consumer Services	0.4
Diversified Financial Services	0.9
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	5.4
Equity Real Estate Investment Trusts (REITs)	2.7
Gas Utilities	0.5
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	2.8
Household Products	1.9
Industrial Conglomerates	1.8
Insurance	7.3
Interactive Media & Services	2.0
Internet & Direct Marketing Retail	0.5
Leisure Products	0.2
Machinery	4.7
Media	4.5
Metals & Mining	3.4
Oil, Gas & Consumable Fuels	4.6
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	2.2
Software	8.4
Specialty Retail	0.5
Tobacco	1.8
Trading Companies & Distributors	0.2
Short-Term Investments	17.2
Total Investments	99.8%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 76.5%

Australia — 5.3%
Newcrest Mining Ltd.	2,668,790	47,479,862
OceanaGold Corp.	1,406,000	5,018,563
		52,498,425
Canada — 49.8%
Agnico Eagle Mines Ltd.	1,073,787	46,704,157
Alamos Gold, Inc., Class A	2,964,338	13,197,897
B2Gold Corp.*	13,538,659	42,863,748
Barrick Gold Corp.	7,109,901	95,201,575
Detour Gold Corp.*	4,659,951	46,672,214
Dundee Precious Metals, Inc.*	5,399,770	17,465,674
Eldorado Gold Corp.*	968,038	3,624,755
Franco-Nevada Corp.	590,252	45,788,946
Goldcorp, Inc.	3,715,245	41,573,591
Guyana Goldfields, Inc.*	1,852,133	2,424,498
Kinross Gold Corp.*	2,797,363	9,399,140
MAG Silver Corp.*	2,830,367	25,418,266
New Gold, Inc.*	4,362,931	4,947,500
Novagold Resources, Inc.*	8,052,359	31,323,676
Orla Mining Ltd.*	2,310,100	2,162,505
Wheaton Precious Metals Corp.	2,837,077	59,805,583
		488,573,725
Mexico — 7.1%
Fresnillo plc	3,473,953	45,866,336
Industrias Penoles SAB de CV	1,756,596	23,980,409
		69,846,745
South Africa — 2.2%
AngloGold Ashanti Ltd., ADR	1,515,964	21,663,126

United States — 12.1%
Newmont Mining Corp.	1,358,421	46,335,740
Royal Gold, Inc.	530,769	46,373,287
Tahoe Resources, Inc.*	6,835,667	25,907,852
		118,616,879
TOTAL COMMON STOCKS (Cost $741,784,717)		751,198,900

	Ounces

COMMODITIES - 21.0%

Gold bullion*	113,046	149,206,917
Silver bullion*	3,577,528	57,437,210
TOTAL COMMODITIES (Cost $142,695,829)		206,644,127

Number of Warrants

WARRANTS - 0.0%(a)

Canada - 0.0%(a)
Osisko Gold Royalties Ltd., expiring 2/26/2019* (Cost $81,620)	59,602	567

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 2.2%

COMMERCIAL PAPER — 2.2%
Bunge Asset Funding Corp.
2.66%, 2/1/2019(b)	2,140,000	2,139,841
Eni Finance USA, Inc.
2.64%, 2/1/2019(b)	4,636,000	4,635,662
Hitachi America Capital Ltd.
2.60%, 2/1/2019(b)	14,264,000	14,262,970
TOTAL COMMERCIAL PAPER (Cost $21,040,000)		21,038,473

	Shares
INVESTMENT COMPANIES — 0.0%(a)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.22% (c) (Cost $64,275)	64,275	64,275
TOTAL SHORT-TERM INVESTMENTS (Cost $21,104,275)		21,102,748

Total Investments — 99.7% (Cost $905,666,441)		978,946,342
Other Assets Less Liabilities — 0.3%		3,165,845
Net Assets — 100.0%		982,112,187

*                                         Non-income producing security.

(a)                                 Represents less than 0.05% of net assets.

(b)                                 The rate shown was the current yield as of January 31, 2019.

(c)                                  Represents 7-day effective yield as of January 31, 2019.

See Notes to Consolidated Schedule of Investments

(Continued)

Abbreviations

ADR                                             American Depositary Receipt

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	21.0%
Metals & Mining	76.5
Short-Term Investments	2.2
Total Investments	99.7%

See Notes to Consolidated Schedule of Investments

(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 56.1%

Austria — 0.3%
Mayr Melnhof Karton AG	39,074	5,143,271

Belgium — 1.6%
Groupe Bruxelles Lambert SA	247,375	23,308,244

Brazil — 0.4%
Cielo SA	1,861,348	6,095,889

Canada — 2.7%
Agnico Eagle Mines Ltd.	117,906	5,128,298
Franco-Nevada Corp.	62,753	4,868,080
Nutrien Ltd.	287,981	14,923,175
Power Corp. of Canada	534,128	10,617,926
Wheaton Precious Metals Corp.	260,483	5,490,982
		41,028,461
Chile — 0.7%
Cia Cervecerias Unidas SA, ADR	373,175	10,415,314
Quinenco SA	200,388	568,347
		10,983,661
Denmark — 0.4%
ISS A/S	202,239	5,731,615

France — 5.1%
Bouygues SA	110,427	3,908,369
Cie de Saint-Gobain	231,198	7,978,185
Danone SA	318,744	23,195,575
Legrand SA	57,558	3,410,110
LVMH Moet Hennessy Louis Vuitton SE	4,980	1,597,586
Rexel SA	503,696	5,743,448
Sanofi	167,783	14,583,347
Sodexo SA	111,004	11,555,659
Thermador Groupe	31,595	1,795,212
Wendel SA	15,480	1,886,322
		75,653,813
Germany — 1.2%
Hamburger Hafen und Logistik AG	81,236	1,809,890
HeidelbergCement AG	141,992	9,832,552
Telefonica Deutschland Holding AG	1,590,230	5,575,121
		17,217,563
Hong Kong — 4.6%
CK Asset Holdings Ltd.	1,595,000	13,428,005
Great Eagle Holdings Ltd.	1,749,774	8,108,045
Guoco Group Ltd.	67,700	869,490
Hang Lung Properties Ltd.	2,409,764	5,276,526
Hysan Development Co. Ltd.	1,193,083	6,208,632
Jardine Matheson Holdings Ltd.	361,400	24,175,727
Mandarin Oriental International Ltd.	4,571,800	8,833,001
Swire Properties Ltd.	370,445	1,445,914
		68,345,340
Ireland — 0.2%
CRH plc	112,552	3,238,696

Japan — 5.0%
FANUC Corp.	101,100	17,195,251
Hoya Corp.	103,300	5,995,259
KDDI Corp.	614,600	15,355,556
Komatsu Ltd.	29,200	768,898
Mitsubishi Electric Corp.	338,500	4,259,442
NTT DOCOMO, Inc.	484,700	11,645,795
Secom Co. Ltd.	145,700	12,198,295
Sompo Holdings, Inc.	188,800	7,118,551
		74,537,047
Malaysia — 0.3%
British American Tobacco Malaysia Bhd.	418,000	3,926,212

Mexico — 0.6%
Fresnillo plc	646,614	8,537,195

Netherlands — 0.4%
HAL Trust	40,466	6,297,554

New Zealand — 0.1%
SKY Network Television Ltd.	1,350,999	1,766,280

Norway — 0.8%
Orkla ASA	1,430,256	11,559,797

Russia — 0.3%
Gazprom PJSC, ADR	847,384	4,143,047

Singapore — 0.4%
ComfortDelGro Corp. Ltd.	2,628,900	4,561,759
Overseas Education Ltd.	8,290,100	1,844,735
		6,406,494
South Korea — 1.6%
Kia Motors Corp.	214,165	7,002,788
KT&G Corp.	181,342	16,147,025
		23,149,813
Sweden — 1.0%
Industrivarden AB, Class C	143,213	2,952,503
Investor AB, Class A	232,453	10,218,588
Svenska Handelsbanken AB, Class A	174,578	1,898,509
		15,069,600
Switzerland — 2.9%
Cie Financiere Richemont SA (Registered)	135,025	9,306,996
Nestle SA (Registered)	385,944	33,648,099
		42,955,095
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,560	5,175,007

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)

Thailand — 0.9%
Bangkok Bank PCL, NVDR	1,343,800	9,272,887
Thai Beverage PCL	7,735,100	4,193,358
		13,466,245
United Kingdom — 6.9%
Berkeley Group Holdings plc	242,618	11,945,685
British American Tobacco plc	747,743	26,357,989
BT Group plc	1,226,496	3,740,081
Diageo plc	238,505	9,102,891
Domino’s Pizza Group plc	606,857	2,112,727
GlaxoSmithKline plc	712,641	13,842,751
Hiscox Ltd.	303,226	5,642,620
Linde plc	60,775	9,879,793
Lloyds Banking Group plc	16,380,575	12,487,975
Ultra Electronics Holdings plc	170,723	2,874,212
Unilever NV, CVA	39,231	2,100,828
WPP plc	251,367	2,876,524
		102,964,076
United States — 17.4%
3M Co.	58,886	11,794,866
American Express Co.	32,262	3,313,307
Analog Devices, Inc.	51,493	5,090,598
Anthem, Inc.	30,549	9,256,347
Bank of New York Mellon Corp. (The)	63,500	3,322,320
BB&T Corp.	281,311	13,727,977
CH Robinson Worldwide, Inc.	91,502	7,939,629
Cincinnati Financial Corp.	42,065	3,412,313
Colgate-Palmolive Co.	268,127	17,342,454
ConocoPhillips	21,165	1,432,659
Cummins, Inc.	21,386	3,146,095
Deere & Co.	56,477	9,262,228
Exxon Mobil Corp.	336,600	24,666,048
Flowserve Corp.	32,302	1,422,580
H&R Block, Inc.	100,083	2,360,958
Microsoft Corp.	115,401	12,051,326
National Oilwell Varco, Inc.	142,073	4,188,312
Omnicom Group, Inc.	132,256	10,300,097
Oracle Corp.	236,436	11,876,180
Philip Morris International, Inc.	214,517	16,457,744
Royal Gold, Inc.	38,328	3,348,717
San Juan Basin Royalty Trust	356,080	1,687,819
Schlumberger Ltd.	415,029	18,348,432
Scotts Miracle-Gro Co. (The)	1,556	115,689
Synchrony Financial	119,394	3,586,596
Texas Instruments, Inc.	79,930	8,047,352
Tiffany & Co.	53,002	4,702,868
Travelers Cos., Inc. (The)	40,187	5,045,076
UGI Corp.	35,088	2,001,069
Union Pacific Corp.	77,151	12,272,410
US Bancorp	97,344	4,980,119
Wells Fargo & Co.	23,063	1,128,011
Weyerhaeuser Co., REIT	696,046	18,264,247
Willis Towers Watson plc	8,879	1,445,412
Xilinx, Inc.	28,100	3,145,514
		260,483,369
TOTAL COMMON STOCKS (Cost $777,419,537)		837,183,384

	Principal Amount ($)

CORPORATE BONDS — 22.7%

Australia — 0.1%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	2,633,000	2,435,525

Canada — 1.4%
Alimentation Couche-Tard, Inc.
2.35%, 12/13/2019(a)	2,901,000	2,879,940
Methanex Corp.
3.25%, 12/15/2019	7,800,000	7,762,072
New Gold, Inc.
6.25%, 11/15/2022(a)	2,659,000	2,452,927
Open Text Corp.
5.63%, 1/15/2023(a)	7,229,000	7,391,652
5.88%, 6/1/2026(a)	398,000	410,935
		20,897,526
Germany — 1.4%
Bayer US Finance LLC
2.38%, 10/8/2019(a)	2,577,000	2,559,077
Fresenius Medical Care US Finance II, Inc.
5.63%, 7/31/2019(a)	9,929,000	10,026,154
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(a)	2,494,000	2,575,305
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	1,950,000	1,906,125
4.50%, 9/15/2023(a)(b)	3,455,216	3,291,093
		20,357,754
Israel — 0.0%(c)
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/2019	541,000	533,563

Netherlands — 1.0%
NXP BV
4.13%, 6/1/2021(a)	2,953,000	2,963,897
4.63%, 6/1/2023(a)	4,847,000	4,937,881
Shell International Finance BV
1.38%, 9/12/2019	426,000	422,744
2.13%, 5/11/2020	1,946,000	1,935,059
2.25%, 11/10/2020	4,824,000	4,788,870
		15,048,451
United Kingdom — 0.9%
Ashtead Capital, Inc.
5.25%, 8/1/2026(a)	378,000	381,307
BP Capital Markets plc
1.68%, 5/3/2019	2,356,000	2,349,860
Inmarsat Finance plc
4.88%, 5/15/2022(a)	1,645,000	1,591,538
6.50%, 10/1/2024(a)	3,780,000	3,666,600
Jaguar Land Rover Automotive plc

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
5.63%, 2/1/2023(a)	2,457,000	2,257,369
Lloyds Banking Group plc
3.00%, 1/11/2022	1,250,000	1,228,535
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(d)	2,090,000	2,007,671
		13,482,880
United States — 17.9%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	10,340,000	10,107,350
Aircastle Ltd.
6.25%, 12/1/2019	4,859,000	4,963,490
7.63%, 4/15/2020	2,525,000	2,637,696
5.50%, 2/15/2022	4,919,000	5,054,614
Altria Group, Inc.
2.63%, 1/14/2020	2,443,000	2,433,792
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	3,493,000	3,549,761
6.25%, 3/15/2026	2,351,000	2,256,960
American Express Credit Corp.
1.70%, 10/30/2019	4,038,000	4,006,216
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	109,886
Aramark Services, Inc.
5.13%, 1/15/2024	5,970,000	6,032,148
5.00%, 4/1/2025(a)	1,343,000	1,349,715
4.75%, 6/1/2026	1,076,000	1,057,170
5.00%, 2/1/2028(a)	194,000	189,392
Berry Global, Inc.
5.50%, 5/15/2022	1,145,000	1,152,488
Block Financial LLC
4.13%, 10/1/2020	2,474,000	2,502,850
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	704,000	711,040
CA, Inc.
5.38%, 12/1/2019	3,558,000	3,607,138
CCO Holdings LLC
5.25%, 9/30/2022	1,459,000	1,474,940
Centene Corp.
5.63%, 2/15/2021	2,031,000	2,061,465
4.75%, 5/15/2022	2,036,000	2,072,241
4.75%, 1/15/2025	2,941,000	2,981,439
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	350,000	357,000
Charter Communications Operating LLC
4.46%, 7/23/2022	2,306,000	2,352,146
4.91%, 7/23/2025	3,845,000	3,952,830
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	13,847,000	13,639,295
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,707,000	3,082,800
CNH Industrial Capital LLC
4.38%, 11/6/2020	687,000	691,294
3.88%, 10/15/2021	3,225,000	3,216,937
Constellation Brands, Inc.
2.00%, 11/7/2019	801,000	794,456
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.49%, 3/9/2021(d)	963,000	964,695
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	8,902,000	9,035,530
4.75%, 9/30/2021(a)	2,859,000	2,873,295
6.45%, 11/3/2036(a)	1,545,000	1,556,587
Dell International LLC
3.48%, 6/1/2019(a)	1,610,000	1,610,541
4.42%, 6/15/2021(a)	4,220,000	4,292,477
6.02%, 6/15/2026(a)	3,103,000	3,245,621
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	1,619,000	1,529,955
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.47%, 4/17/2020(d)	95,000	94,616
3.70%, 5/15/2023	95,000	93,876
Energizer Gamma Acquisition BV
4.63%, 7/15/2026(a)	2,632,000	2,953,510
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	3,870,000	3,695,850
GameStop Corp.
5.50%, 10/1/2019(a)	13,340,000	13,306,650
General Electric Co.
2.20%, 1/9/2020	8,652,000	8,572,321
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	3,133,000	3,101,670
HCA, Inc.
6.50%, 2/15/2020	2,154,000	2,213,235
4.50%, 2/15/2027	9,547,000	9,618,602
IQVIA, Inc.
4.88%, 5/15/2023(a)	6,321,000	6,415,815
John Deere Capital Corp.
2.35%, 1/8/2021	2,561,000	2,534,708
KFC Holding Co.
5.00%, 6/1/2024(a)	600,000	601,500
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	4,015,000	3,994,925
4.88%, 11/1/2026(a)	803,000	796,174
Marathon Petroleum Corp.
4.75%, 12/15/2023(a)	3,219,000	3,342,959
5.13%, 12/15/2026(a)	1,609,000	1,668,117
Meredith Corp.
6.88%, 2/1/2026(a)	1,716,000	1,767,480
Molson Coors Brewing Co.
1.90%, 3/15/2019	1,938,000	1,935,427
1.45%, 7/15/2019	3,813,000	3,786,208
NBCUniversal Enterprise, Inc.
1.97%, 4/15/2019(a)	2,500,000	2,496,145
Philip Morris International, Inc.
2.00%, 2/21/2020	408,000	404,482
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	3,300,000	3,234,000
5.88%, 9/30/2027(a)	3,343,000	3,225,995
Plantronics, Inc.
5.50%, 5/31/2023(a)	3,656,000	3,491,480

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,076,000	1,065,240
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,497,656
Sprint Capital Corp.
6.90%, 5/1/2019	3,774,000	3,798,531
Symantec Corp.
3.95%, 6/15/2022	2,040,000	2,010,024
Synchrony Financial
3.00%, 8/15/2019	1,977,000	1,971,665
Targa Resources Partners LP
4.13%, 11/15/2019	4,787,000	4,787,000
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,107,000	3,075,930
TEGNA, Inc.
5.13%, 7/15/2020	4,641,000	4,652,602
Teleflex, Inc.
5.25%, 6/15/2024	1,428,000	1,438,710
4.63%, 11/15/2027	824,000	803,400
UnitedHealth Group, Inc.
1.70%, 2/15/2019	845,000	844,725
1.95%, 10/15/2020	2,092,000	2,066,472
USG Corp.
4.88%, 6/1/2027(a)	850,000	864,110
Valvoline, Inc.
4.38%, 8/15/2025	979,000	932,498
Veritas US, Inc.
7.50%, 2/1/2023(a)	4,363,000	3,839,440
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 3.39%, 3/1/2021(d)	3,834,000	3,809,949
4.50%, 4/1/2025	10,940,000	10,999,576
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/18/2019(d)(e)	6,773,000	6,548,848
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,695,000	4,730,212
5.38%, 6/15/2024	2,693,000	2,659,338
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	4,206,390
Xerox Corp.
5.63%, 12/15/2019	3,524,000	3,572,631
		267,027,942
TOTAL CORPORATE BONDS (COST $344,783,888)		339,783,641

U.S. TREASURY OBLIGATIONS - 5.4%

U.S. Treasury Notes
1.63%, 6/30/2019	11,440,000	11,401,569
1.38%, 12/15/2019	7,500,000	7,424,414
1.63%, 6/30/2020	11,550,000	11,408,783
2.63%, 7/31/2020	18,950,000	18,983,311
1.13%, 6/30/2021	13,205,000	12,803,176
2.13%, 6/30/2021	7,135,000	7,079,815
2.13%, 6/30/2022	11,488,000	11,371,774
		80,472,842
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,948,153)		80,472,842

	Ounces

COMMODITIES — 5.2%

Gold bullion*	58,388	77,065,477
TOTAL COMMODITIES (Cost $72,787,414)		77,065,477

		Principal Amount ($)

LOAN ASSIGNMENTS — 1.7%

United States — 1.7%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 10.73%, 5/15/2024(d)		17,163,750	16,434,291
Osum Productions Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 8.30%, 7/31/2020‡(d)		5,910,359	5,142,012
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.26%, 10/27/2021(d)		4,046,021	4,035,177
			25,611,480
TOTAL LOAN ASSIGNMENTS (COST $26,441,753)			25,611,480

FOREIGN GOVERNMENT SECURITIES — 1.2%

Indonesia — 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	24,166,000,000	1,753,321

Mexico — 0.8%
Mexican Bonos
6.50%, 6/10/2021	MXN	118,220,000	5,955,126
6.50%, 6/9/2022	MXN	121,300,000	6,023,879
			11,979,005
Singapore — 0.3%
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,568,000	1,187,427

See Notes to Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
2.25%, 6/1/2021	SGD	3,839,000	2,868,841
			4,056,268
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $18,134,668)			17,788,594

Shares

CLOSED END FUNDS — 0.6%

United Kingdom — 0.6%
Caledonia Investments plc (Cost $8,309,362)	233,913	9,150,626

PREFERRED STOCKS — 0.1%

United States — 0.1%
General American Investors Co., Inc., Series B 5.95%, 3/15/2019(e)	4,712	124,020
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 3/15/2019(d)(e)	67,936	1,584,947
TOTAL PREFERRED STOCKS (COST $1,760,123)		1,708,967

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 6.3%

COMMERCIAL PAPER — 4.3%

Bunge Asset Funding Corp.
2.66%, 2/1/2019(f)	6,554,000	6,553,513
Eni Finance USA, Inc.
2.64%, 2/1/2019(f)	14,201,000	14,199,966
Hitachi America Capital Ltd.
2.60%, 2/1/2019(f)	43,696,000	43,692,844
TOTAL COMMERCIAL PAPER (Cost $64,451,000)		64,446,323
U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
2.33%, 2/12/2019(f)	15,000,000	14,989,401
2.33%, 4/11/2019(f)	15,000,000	14,932,114
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,922,643)		29,921,515

	Shares
INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.22% (g) (Cost $10,326)	10,326	10,326

TOTAL SHORT-TERM INVESTMENTS (Cost $94,383,969)		94,378,164

Total Investments — 99.3% (Cost $1,424,968,867)	1,483,143,175
Other Assets Less Liabilities - 0.7%	10,231,716
Net Assets - 100.0%	1,493,374,891

See Notes to Schedule of Investments.

(Continued)

*                 Non-income producing security.

‡                 Value determined using significant unobservable inputs.

(a)         Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)         Payment in-kind security.

(c)          Represents less than 0.05% of net assets.

(d)         Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.

(e)          Perpetual security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.

(f)           The rate shown was the current yield as of January 31, 2019.

(g)          Represents 7-day effective yield as of January 31, 2019.

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,676,564	EUR	5,646,000	HSBC Bank plc	2/13/2019	$209,399
USD	1,489,004	GBP	1,129,000	HSBC Bank plc	2/13/2019	7,544
USD	3,170,446	EUR	2,654,000	Bank of New York Mellon	4/17/2019	113,744
USD	6,946,954	EUR	5,887,000	Bank of New York Mellon	5/15/2019	149,867
USD	900,077	GBP	673,000	Bank of New York Mellon	5/15/2019	12,785
USD	7,606,098	EUR	6,494,000	Goldman Sachs	6/19/2019	85,608
USD	1,996,609	GBP	1,502,000	Goldman Sachs	6/19/2019	12,996
USD	6,035,844	EUR	5,194,000	JPMorgan Chase Bank	7/17/2019	6,403
USD	6,389,411	EUR	5,446,000	UBS AG	8/21/2019	48,568
USD	1,877,809	JPY	199,735,000	UBS AG	8/21/2019	13,737
Total unrealized appreciation						660,651
USD	3,596,403	JPY	397,505,000	HSBC Bank plc	2/13/2019	(55,689)
USD	3,739,267	JPY	412,400,000	Bank of New York Mellon	5/15/2019	(78,695)
USD	2,399,316	JPY	266,636,000	Goldman Sachs	6/19/2019	(76,268)
USD	3,201,456	GBP	2,451,000	JPMorgan Chase Bank	7/17/2019	(39,831)
USD	2,485,922	JPY	273,930,000	JPMorgan Chase Bank	7/17/2019	(63,212)
USD	5,838,631	GBP	4,526,000	UBS AG	8/21/2019	(156,568)
Total unrealized depreciation						(470,263)
Net unrealized appreciation						$190,388

Abbreviations

ADR                                             American Depositary Receipt

CVA                                             Dutch Certification

EUR                                              Euro

GBP                                               British Pounds

ICE                                                  Intercontinental Exchange

IDR                                                 Indonesian Rupiah

JPY                                                   Japanese Yen

LIBOR                                London Interbank Offered Rate

MXN                                          Mexican Peso

NVDR                                    Non-Voting Depositary Receipt

PJSC                                            Public Joint Stock Company

REIT                                          Real Estate Investment Trust

SGD                                               Singapore Dollar

USD                                               United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	0.5
Auto Components	0.7
Automobiles	0.6
Banks	4.4
Beverages	2.1
Building Products	0.6
Capital Markets	0.2
Chemicals	2.4
Commercial Services & Supplies	2.7
Commodities	5.2
Communications Equipment	0.2
Construction & Engineering	0.3
Construction Materials	1.9
Consumer Finance	1.1
Containers & Packaging	0.4
Diversified Consumer Services	0.3
Diversified Financial Services	4.6
Diversified Telecommunication Services	1.0
Electrical Equipment	0.7
Electronic Equipment, Instruments and Components	0.3
Energy Equipment & Services	1.6
Entertainment	0.2
Equity Real Estate Investment Trusts (REITs)	1.2
Food & Staples Retailing	1.3
Food Products	5.4
Gas Utilities	0.1
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	3.0
Health Care Technology	0.4
Hotels, Restaurants & Leisure	1.5
Household Durables	1.0
Household Products	1.3
Industrial Conglomerates	3.1
Insurance	2.3
IT Services	0.4
Life Sciences Tools & Services	0.0	*
Machinery	2.4
Media	2.1
Metals & Mining	2.0
Multiline Retail	0.0	*
Oil, Gas & Consumable Fuels	5.3
Personal Products	0.1
Pharmaceuticals	2.1
Real Estate Management & Development	2.3
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	2.0
Software	2.8
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	1.1
Textiles, Apparel & Luxury Goods	0.7
Tobacco	4.4
Trading Companies & Distributors	1.8
Transportation Infrastructure	0.1
U.S. Treasury Obligations	5.4
Wireless Telecommunication Services	2.2
Short-Term Investments	6.3
Total Investments	99.3%

*                 Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle High Yield Fund
Schedule of Investments
January 31, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS — 81.7%

Australia — 0.5%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	1,721,000	1,591,925

Canada — 6.1%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	1,876,000	1,805,650
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	1,681,200
Mercer International, Inc.
7.38%, 1/15/2025(a)	544,000	553,520
5.50%, 1/15/2026	924,000	857,010
New Gold, Inc.
6.25%, 11/15/2022(a)	5,338,000	4,924,305
Open Text Corp.
5.63%, 1/15/2023(a)	5,902,000	6,034,795
5.88%, 6/1/2026(a)	94,000	97,055
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	1,974,940
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	942,000	946,710
		18,875,185
Germany — 2.0%
Fresenius Medical Care US Finance II, Inc.
5.63%, 7/31/2019(a)	3,790,000	3,827,085
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	800,000	782,000
4.50%, 9/15/2023(a)(b)	1,609,174	1,532,738
		6,141,823
Israel — 0.0%(c)
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/2019	222,000	218,948

Netherlands — 1.3%
NXP BV
4.63%, 6/1/2023(a)	4,013,000	4,088,244

Singapore — 0.4%
Avation Capital SA
6.50%, 5/15/2021(a)	1,216,000	1,211,440

South Korea — 0.7%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021(d)	2,202,000	2,091,900

United Kingdom — 5.7%
CNH Industrial NV
4.50%, 8/15/2023	1,880,000	1,903,876
EnQuest plc
7.00%, 4/15/2022‡(b)(e)	6,898,957	4,967,249
Inmarsat Finance plc
4.88%, 5/15/2022(a)	3,593,000	3,476,227
6.50%, 10/1/2024(a)	948,000	919,560
Jaguar Land Rover Automotive plc
4.25%, 11/15/2019(a)	1,348,000	1,344,630
5.63%, 2/1/2023(a)	790,000	725,813
Virgin Media Secured Finance plc
5.50%, 1/15/2025(a)	4,285,000	4,327,850
		17,665,205
United States — 65.0%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	4,362,000	4,263,855
AECOM
5.13%, 3/15/2027	188,000	177,190
Aircastle Ltd.
7.63%, 4/15/2020	4,515,000	4,716,513
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	2,682,000	2,725,582
6.25%, 3/15/2026	2,996,000	2,876,160
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	6,161,000	6,114,792
Antero Resources Corp.
5.38%, 11/1/2021	2,259,000	2,270,408
5.63%, 6/1/2023	4,082,000	4,071,795
5.00%, 3/1/2025	942,000	909,030
Aramark Services, Inc.
5.13%, 1/15/2024	3,103,000	3,135,302
5.00%, 4/1/2025(a)	584,000	586,920
4.75%, 6/1/2026	1,556,000	1,528,770
5.00%, 2/1/2028(a)	57,000	55,646
B&G Foods, Inc.
5.25%, 4/1/2025	3,669,000	3,597,454
Berry Global, Inc.
5.50%, 5/15/2022	332,000	334,171
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	168,000	169,680
California Resources Corp.
8.00%, 12/15/2022(a)	4,244,000	3,424,399
CCO Holdings LLC
5.25%, 9/30/2022	427,000	431,665
Centene Corp.
5.63%, 2/15/2021	2,258,000	2,291,870
4.75%, 5/15/2022	3,271,000	3,329,224
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,984,000	2,019,315
Series W, 6.75%, 12/1/2023	2,968,000	2,986,550
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	89,000	90,780
Charter Communications Operating LLC
4.91%, 7/23/2025	465,000	478,041
Chemours Co. (The)
6.63%, 5/15/2023	2,202,000	2,276,317
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	6,799,000	6,697,015
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,629,000	3,051,600
CNH Industrial Capital LLC
3.38%, 7/15/2019	200,000	200,358
3.88%, 10/15/2021	1,559,000	1,555,102

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	1,400,000	1,319,500
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,710,460
4.75%, 2/1/2026	1,844,000	1,807,120
DCP Midstream Operating LP
4.75%, 9/30/2021(a)	5,186,000	5,211,930
Dell International LLC
3.48%, 6/1/2019(a)	835,000	835,281
7.13%, 6/15/2024(a)	4,740,000	5,000,952
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	982,000	927,990
EMC Corp.
2.65%, 6/1/2020	3,800,000	3,743,228
Energizer Gamma Acquisition BV
4.63%, 7/15/2026(a)	3,652,000	4,098,108
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,578,000	1,506,990
FirstCash, Inc.
5.38%, 6/1/2024(a)	1,596,000	1,596,000
Frontier Communications Corp.
7.13%, 3/15/2019	2,894,000	2,850,590
GameStop Corp.
5.50%, 10/1/2019(a)	7,251,000	7,232,872
6.75%, 3/15/2021(a)	200,000	200,500
Genesis Energy LP
6.00%, 5/15/2023	3,702,000	3,553,920
6.50%, 10/1/2025	1,421,000	1,342,845
GLP Capital LP, REIT
5.25%, 6/1/2025	3,627,000	3,706,903
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	4,364,000	4,320,360
HCA Healthcare, Inc.
6.25%, 2/15/2021	2,340,000	2,439,450
HCA, Inc.
4.50%, 2/15/2027	1,761,000	1,774,207
IQVIA, Inc.
4.88%, 5/15/2023(a)	2,928,000	2,971,920
5.00%, 10/15/2026(a)	800,000	801,000
JBS USA LUX SA
6.75%, 2/15/2028(a)	4,607,000	4,710,657
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	3,854,612
5.25%, 6/1/2026(a)	600,000	607,500
Koppers, Inc.
6.00%, 2/15/2025(a)	471,000	419,190
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	1,929,305
4.88%, 11/1/2026(a)	388,000	384,702
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022	1,623,000	1,629,086
Meredith Corp.
6.88%, 2/1/2026(a)	3,382,000	3,483,460
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	481,750
NGL Energy Partners LP
7.50%, 11/1/2023	2,936,000	2,973,581
Party City Holdings, Inc.
6.63%, 8/1/2026(a)	557,000	541,683
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	1,021,000	1,000,580
5.88%, 9/30/2027(a)	638,000	615,670
Plantronics, Inc.
5.50%, 5/31/2023(a)	1,696,000	1,619,680
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	425,700
Radian Group, Inc.
4.50%, 10/1/2024	233,000	227,058
SBA Communications Corp., REIT
4.88%, 9/1/2024	1,902,000	1,904,378
Shea Homes LP
5.88%, 4/1/2023(a)	4,705,000	4,469,750
Silgan Holdings, Inc.
5.50%, 2/1/2022	4,720,000	4,731,800
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	2,924,370
Sprint Capital Corp.
6.90%, 5/1/2019	6,349,000	6,390,269
Sprint Communications, Inc.
7.00%, 8/15/2020	2,000,000	2,075,000
Symantec Corp.
3.95%, 6/15/2022	918,000	904,511
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,195,720
TEGNA, Inc.
5.13%, 7/15/2020	3,514,000	3,522,785
Teleflex, Inc.
5.25%, 6/15/2024	472,000	475,540
4.63%, 11/15/2027	264,000	257,400
Tennant Co.
5.63%, 5/1/2025	235,000	232,063
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	3,868,000	1,121,720
USG Corp.
4.88%, 6/1/2027(a)	360,000	365,976
Valvoline, Inc.
5.50%, 7/15/2024	233,000	236,495
4.38%, 8/15/2025	362,000	344,805
Veritas US, Inc.
7.50%, 2/1/2023(a)	2,731,000	2,403,280
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	1,071,000	1,076,355
Weight Watchers International, Inc.
8.63%, 12/1/2025(a)	4,643,000	4,573,355
WellCare Health Plans, Inc.
5.38%, 8/15/2026(a)	279,000	283,883
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,556,923
Western Digital Corp.
4.75%, 2/15/2026	531,000	493,830
Xerox Corp.

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
5.63%, 12/15/2019	2,360,000	2,392,568
		201,154,620
TOTAL CORPORATE BONDS (COST $259,939,311)		253,039,290

LOAN ASSIGNMENTS — 5.2%

United States — 5.2%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 10.73%, 5/15/2024(f)	7,462,500	7,145,344
BJ’s Wholesale Club, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.51%, 2/3/2024(f)	899,745	891,251
Osum Productions Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 8.30%, 7/31/2020‡(f)	7,369,714	6,411,651
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.26%, 10/27/2021(f)	1,518,927	1,514,856
		15,963,102
TOTAL LOAN ASSIGNMENTS (COST $16,811,346)		15,963,102

Shares

COMMON STOCKS — 2.6%

United States — 2.6%
Southeastern Grocers, Inc.*‡(g) (Cost $7,855,278)	257,973	8,056,497

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 7.3%

COMMERCIAL PAPER — 7.3%
Bunge Asset Funding Corp.
2.66%, 2/1/2019(h)	2,291,000	2,290,830
Eni Finance USA, Inc.
2.64%, 2/1/2019(h)	4,965,000	4,964,638
Hitachi America Capital Ltd.
2.60%, 2/1/2019(h)	15,276,000	15,274,897
TOTAL COMMERCIAL PAPER (Cost $22,532,000)		22,530,365

	Shares
INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.22% (i) (Cost $2,792)	2,792	2,792

TOTAL SHORT-TERM INVESTMENTS (Cost $22,534,792)		22,533,157

Total Investments — 96.8% (Cost $307,140,727)		299,592,046
Other Assets Less Liabilities — 3.2%		9,945,453
Net Assets — 100.0%		309,537,499

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)	Payment in-kind security.
(c)	Represents less than 0.05% of net assets.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

(e)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(g)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $8,056,497, which represents approximately 2.60% of net assets of the Fund.

(h)	The rate shown was the current yield as of January 31, 2019.
(i)	Represents 7-day effective yield as of January 31, 2019.

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,120,310	EUR	3,551,000	Bank of New York Mellon	4/17/2019	$30,502
Total unrealized appreciation						30,502
EUR	53,000	USD	61,255	Bank of New York Mellon	4/17/2019	(212)
Total unrealized depreciation						(212)
Net unrealized appreciation						$30,290

Abbreviations
EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Auto Components	2.6
Automobiles	0.7
Building Products	0.1
Chemicals	1.9
Commercial Services & Supplies	4.8
Communications Equipment	0.5
Construction & Engineering	0.1
Consumer Finance	0.9
Containers & Packaging	3.4
Diversified Consumer Services	1.5
Diversified Telecommunication Services	6.1
Electric Utilities	0.4
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	0.9
Equity Real Estate Investment Trusts (REITs)	1.8
Food & Staples Retailing	4.9
Food Products	4.6
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	4.5
Health Care Technology	1.2
Hotels, Restaurants & Leisure	1.4
Household Durables	2.4
Household Products	0.9
Life Sciences Tools & Services	0.0	*
Machinery	1.3
Media	2.9
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	15.0
Paper & Forest Products	0.5
Pharmaceuticals	0.0	*
Professional Services	2.0
Retail - Consumer Staples	0.3
Semiconductors & Semiconductor Equipment	2.0
Software	3.1
Specialty Retail	3.1
Technology Hardware, Storage & Peripherals	4.1
Thrifts & Mortgage Finance	0.3
Trading Companies & Distributors	3.0
Wireless Telecommunication Services	2.1
Short-Term Investments	7.3
Total Investments	96.8%

* Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 95.3%

Aerospace & Defense — 3.9%
Aerojet Rocketdyne Holdings, Inc.*(a)	640,377	25,275,680
General Dynamics Corp.(a)	135,047	23,115,995
		48,391,675
Auto Components — 2.8%
Visteon Corp.*(a)	445,354	34,243,269

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc.*(a)	145,900	17,939,864
Halozyme Therapeutics, Inc.*(a)	2,130,775	34,475,940
Intrexon Corp.*	739,731	5,666,339
		58,082,143
Capital Markets — 4.5%
Intercontinental Exchange, Inc.(a)	318,127	24,419,429
KKR & Co. LP(a)	1,359,180	30,513,591
		54,933,020
Chemicals — 6.9%
Chemours Co. (The)	1,876,420	67,082,015
Huntsman Corp.	788,266	17,318,204
		84,400,219
Construction Materials — 4.5%
Martin Marietta Materials, Inc.(a)	314,806	55,619,924

Containers & Packaging — 9.9%
Ball Corp.	1,207,295	63,117,382
Packaging Corp. of America(a)	629,471	59,371,705
		122,489,087
Diversified Consumer Services — 5.1%
frontdoor, Inc.*	693,397	20,607,759
ServiceMaster Global Holdings, Inc.*	1,087,357	42,396,049
		63,003,808
Electrical Equipment — 3.2%
nVent Electric plc (United Kingdom)	1,567,142	39,209,893

Food Products — 4.5%
Post Holdings, Inc.*(a)	596,477	55,364,995

Health Care Providers & Services — 3.9%
Anthem, Inc.(a)	156,792	47,507,976

Hotels, Restaurants & Leisure — 8.9%
Wyndham Destinations, Inc.	1,695,544	71,450,224
Wyndham Hotels & Resorts, Inc.(a)	783,668	38,470,262
		109,920,486
Insurance — 2.3%
Aon plc(a)	177,089	27,666,615

Interactive Media & Services — 0.2%
Zillow Group, Inc., Class C*(a)	62,800	2,203,652

IT Services — 1.0%
Conduent, Inc.*	997,767	12,721,529

Oil, Gas & Consumable Fuels — 3.9%
Marathon Petroleum Corp.(a)	731,543	48,472,039

Pharmaceuticals — 6.9%
Allergan plc(a)	224,000	32,251,520
Medicines Co. (The)*(a)	492,973	11,392,606
Perrigo Co. plc(a)	730,000	33,908,500
TherapeuticsMD, Inc.*	1,443,856	7,580,244
		85,132,870
Professional Services — 1.1%
Equifax, Inc.	130,916	14,010,630

Semiconductors & Semiconductor Equipment — 7.9%
Cree, Inc.*(a)	574,500	28,972,035
Qorvo, Inc.*(a)	486,885	31,822,804
Versum Materials, Inc.(a)	992,770	36,504,153
		97,298,992
Software — 1.2%
BlackBerry Ltd. (Canada)*	1,874,189	15,124,705

Technology Hardware, Storage & Peripherals — 5.5%
HP, Inc.	2,854,114	62,876,132
Western Digital Corp.(a)	42,600	1,916,574
Xerox Corp.	119,400	3,368,274
		68,160,980
Trading Companies & Distributors — 2.5%
Univar, Inc.*	1,503,750	31,323,113

TOTAL COMMON STOCKS (Cost $1,081,060,605)		1,175,281,620

	No. of Contracts

OPTIONS PURCHASED — 2.4%

Call Options — 2.4%
Exchange Traded
Chemicals — 0.6%
Albemarle Corp. 01/15/2021 at USD 75 Notional Amount: USD 20,182,500	2,500	4,625,000
Albemarle Corp. 01/15/2021 at USD 80 Notional Amount: USD 12,109,500	1,500	2,373,000
		6,998,000

See Notes to Schedule of Investments.

(Continued)

Investments	No. of Contracts	Value ($)
Containers & Packaging — 0.4%
Ball Corp. 01/17/2020 at USD 37.5 Notional Amount: USD 15,684,000	3,000	4,905,000

Food Products — 0.0%(b)
Tyson Foods, Inc. 01/17/2020 at USD 60 Notional Amount: USD 1,548,000	250	170,000

Interactive Media & Services — 0.0%(b)
Snap, Inc. 01/17/2020 at USD 10 Notional Amount: USD 2,338,000	3,500	224,000

Pharmaceuticals — 0.1%
Perrigo Co. plc 01/17/2020 at USD 35 Notional Amount: USD 4,645,000	1,000	1,405,000

Professional Services — 0.7%
Equifax, Inc. 01/17/2020 at USD 80 Notional Amount: USD 26,755,000	2,500	7,512,500
Equifax, Inc. 01/17/2020 at USD 85 Notional Amount: USD 5,351,000	500	1,310,000
		8,822,500
Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp. 01/17/2020 at USD 40 Notional Amount: USD 31,493,000	7,000	6,790,000
TOTAL CALL OPTIONS		29,314,500
TOTAL OPTIONS PURCHASED (Cost $35,882,937)		29,314,500

	Shares

SHORT-TERM INVESTMENTS — 3.7%

INVESTMENT COMPANIES — 3.7%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 2.22% (c)
(Cost $46,109,196)	46,109,196	46,109,196

Total Investments — 101.4% (Cost $1,163,052,738)		1,250,705,316
Liabilities in excess of other assets — (1.4%)		(17,314,608)
Net Assets — 100.0%		1,233,390,708

*	Non-income producing security.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2019.

See Notes to Schedule of Investments.

(Continued)

Written Call Options Contracts as of January 31, 2019 :

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Aerojet Rocketdyne Holdings, Inc.	Exchange Traded	3,090	USD	(12,196,230)	USD	35.00	2/15/2019	$(1,359,600)
Aerojet Rocketdyne Holdings, Inc.	Exchange Traded	640	USD	(2,526,080)	USD	35.00	3/15/2019	(332,800)
Aerojet Rocketdyne Holdings, Inc.	Exchange Traded	1,280	USD	(5,052,160)	USD	40.00	3/15/2019	(288,000)
Alexion Pharmaceuticals, Inc.	Exchange Traded	691	USD	(8,496,536)	USD	110.00	2/15/2019	(977,765)
Allergan plc	Exchange Traded	79	USD	(292,300)	USD	150.00	2/15/2019	(12,166)
Allergan plc	Exchange Traded	31	USD	(446,338)	USD	150.00	3/15/2019	(10,013)
Anthem, Inc.	Exchange Traded	19	USD	(575,700)	USD	260.00	2/15/2019	(82,460)
Aon plc	Exchange Traded	8	USD	(124,984)	USD	145.00	2/15/2019	(10,680)
Aon plc	Exchange Traded	19	USD	(296,837)	USD	150.00	4/18/2019	(17,803)
Cree, Inc.	Exchange Traded	275	USD	(1,386,825)	USD	41.00	2/15/2019	(289,850)
Cree, Inc.	Exchange Traded	425	USD	(2,143,275)	USD	41.00	3/15/2019	(446,250)
Cree, Inc.	Exchange Traded	416	USD	(2,097,888)	USD	42.00	2/15/2019	(332,800)
Cree, Inc.	Exchange Traded	199	USD	(1,003,557)	USD	43.00	3/15/2019	(165,170)
Cree, Inc.	Exchange Traded	676	USD	(3,409,068)	USD	44.00	2/15/2019	(456,300)
Cree, Inc.	Exchange Traded	414	USD	(2,087,802)	USD	44.00	3/15/2019	(300,150)
Cree, Inc.	Exchange Traded	663	USD	(3,343,509)	USD	45.00	2/15/2019	(332,163)
Cree, Inc.	Exchange Traded	2,507	USD	(12,642,801)	USD	45.00	3/15/2019	(1,554,340)
General Dynamics Corp.	Exchange Traded	135	USD	(2,310,795)	USD	167.50	2/15/2019	(79,650)
General Dynamics Corp.	Exchange Traded	270	USD	(4,621,590)	USD	170.00	3/15/2019	(183,600)
General Dynamics Corp.	Exchange Traded	135	USD	(2,310,795)	USD	175.00	3/15/2019	(43,200)
Halozyme Therapeutics, Inc.	Exchange Traded	2,130	USD	(3,446,340)	USD	16.00	2/15/2019	(153,360)
Halozyme Therapeutics, Inc.	Exchange Traded	2,131	USD	(3,447,958)	USD	16.00	3/15/2019	(255,720)
Intercontinental Exchange, Inc.	Exchange Traded	1,513	USD	(11,613,788)	USD	72.50	2/15/2019	(699,006)
Intercontinental Exchange, Inc.	Exchange Traded	77	USD	(591,052)	USD	75.00	2/15/2019	(20,020)
Intercontinental Exchange, Inc.	Exchange Traded	318	USD	(2,440,968)	USD	75.00	3/15/2019	(101,760)
KKR & Co., Inc.	Exchange Traded	284	USD	(637,580)	USD	21.00	2/15/2019	(51,120)
KKR & Co., Inc.	Exchange Traded	552	USD	(1,239,240)	USD	22.00	3/15/2019	(66,240)
Marathon Petroleum Corp.	Exchange Traded	322	USD	(2,133,572)	USD	60.00	2/15/2019	(210,910)
Marathon Petroleum Corp.	Exchange Traded	283	USD	(1,875,158)	USD	62.50	2/15/2019	(124,520)
Marathon Petroleum Corp.	Exchange Traded	370	USD	(2,451,620)	USD	65.00	2/15/2019	(112,480)
Marathon Petroleum Corp.	Exchange Traded	273	USD	(1,808,898)	USD	67.50	2/15/2019	(34,398)
Marathon Petroleum Corp.	Exchange Traded	374	USD	(2,478,124)	USD	67.50	3/15/2019	(80,410)
Martin Marietta Materials, Inc.	Exchange Traded	105	USD	(1,855,140)	USD	170.00	2/15/2019	(115,500)
Medicines Co. (The)	Exchange Traded	482	USD	(1,113,902)	USD	20.00	2/15/2019	(181,955)
Packaging Corp. of America	Exchange Traded	95	USD	(896,040)	USD	85.00	2/15/2019	(90,250)
Packaging Corp. of America	Exchange Traded	934	USD	(8,809,488)	USD	90.00	3/15/2019	(560,400)
Packaging Corp. of America	Exchange Traded	934	USD	(8,809,488)	USD	95.00	3/15/2019	(249,845)
Perrigo Co. plc	Exchange Traded	148	USD	(687,460)	USD	40.00	2/15/2019	(99,160)
Perrigo Co. plc	Exchange Traded	277	USD	(1,286,665)	USD	40.00	3/15/2019	(199,440)
Post Holdings, Inc.	Exchange Traded	239	USD	(2,218,398)	USD	90.00	2/15/2019	(103,487)
Post Holdings, Inc.	Exchange Traded	199	USD	(1,847,118)	USD	90.00	3/15/2019	(113,430)
Post Holdings, Inc.	Exchange Traded	844	USD	(7,834,008)	USD	100.00	3/15/2019	(105,500)
Qorvo, Inc.	Exchange Traded	487	USD	(3,183,032)	USD	55.00	2/15/2019	(560,050)
Qorvo, Inc.	Exchange Traded	1,006	USD	(6,575,216)	USD	60.00	2/15/2019	(633,780)
Versum Materials, Inc.	Exchange Traded	993	USD	(3,651,261)	USD	37.50	3/15/2019	(150,936)
Visteon Corp.	Exchange Traded	1,308	USD	(10,057,212)	USD	70.00	3/15/2019	(1,170,660)
Visteon Corp.	Exchange Traded	445	USD	(3,421,605)	USD	75.00	3/15/2019	(244,750)
Western Digital Corp.	Exchange Traded	426	USD	(1,916,574)	USD	40.00	4/18/2019	(264,120)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	126	USD	(618,534)	USD	45.00	2/15/2019	(57,330)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	771	USD	(3,784,839)	USD	50.00	2/15/2019	(79,028)

See Notes to Schedule of Investments.

(Continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Wyndham Hotels & Resorts, Inc.	Exchange Traded	2,352	USD	(11,545,968)	USD	50.00	3/15/2019	$(399,840)
Zillow Group, Inc.	Exchange Traded	138	USD	(484,242)	USD	35.00	2/15/2019	(17,250)
Total Written Options Contracts (Premiums Received ($9,159,526))								$(14,581,415)

Abbreviations

USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.9%
Auto Components	2.8
Biotechnology	4.7
Capital Markets	4.5
Chemicals	7.5
Construction Materials	4.5
Containers & Packaging	10.3
Diversified Consumer Services	5.1
Electrical Equipment	3.2
Food Products	4.5
Health Care Providers & Services	3.9
Hotels, Restaurants & Leisure	8.9
Insurance	2.3
Interactive Media & Services	0.2
IT Services	1.0
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	7.0
Professional Services	1.8
Semiconductors & Semiconductor Equipment	7.9
Software	1.2
Technology Hardware, Storage & Peripherals	6.1
Trading Companies & Distributors	2.5
Short-Term Investments	3.7
Total Investments	101.4%

See Notes to Schedule of Investments.

(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R4 shares (except for First Eagle Global Fund and First Eagle Overseas Fund) and Class R5 shares (which collectively launched on March 1, 2017 together with Class R6 shares) are not currently funded, but are available for investment.

Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund’s prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. Investment funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2019, the First Eagle Global Cayman Fund, Ltd. has $4,069,492,853 in net assets, representing 8.30% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2019, the First Eagle Overseas Cayman Fund, Ltd. has $998,001,093 in net assets, representing 7.34 % of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2019, the First Eagle U.S. Value Cayman Fund, Ltd. has $167,071,326 in net assets, representing 9.83 % of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2019, the First Eagle Gold Cayman Fund, Ltd. has $206,563,665 in net assets, representing 21.03 % of the Gold Fund’s net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service, or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time). Prior to June 18, 2018, commodities were valued at the indicative mean of the best-bid/best-offer immediately prior to the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios.  When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2019:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$21,506,159,929	$16,399,975,764 (a)	$18,416,111		$37,924,551,804
Corporate Bonds	—	—	5,364,494	(b)	5,364,494
Commodities *	—	4,471,840,760	—		4,471,840,760
Foreign Government Securities	—	530,526,824	—	^	530,526,824
Short-Term Investments	1,149,884	5,944,230,685	—		5,945,380,569
Forward Foreign Currency Exchange Contracts **	—	14,598,918	—		14,598,918
Total	$21,507,309,813	$27,361,172,951	$23,780,605		$48,892,263,369

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(28,463,071)	$—		$(28,463,071)
Total	$—	$(28,463,071)	$—		$(28,463,071)

(a) At January 31, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note (b) for additional details. Certain other securities are identified within Level 2 due to other significant observable inputs.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^ Fair value represents zero.

Fair Value Level 3 activity for the year ended January 31, 2019 was as follows:

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance —market value	$17,553,847	$5,425,998	$—	^	$22,979,845
Purchases(1)	—	—	—		—
Sales(2)	—	—	—		—
Transfer In — Level 3	—	—	—		—
Transfer Out — Level 3	—	—	—		—
Accrued Amortization	—	8,903	—		8,903
Realized Gains (Losses)	—	—	—		—
Change in Unrealized Appreciation (Depreciation)	862,264	(70,407)	—		791,857
Ending Balance — market value	$18,416,111	$5,364,494	$—	^	$23,780,605
Change in unrealized gains or (losses) relating to assets still held at reporting date	$862,264	$(70,407)	$—		$791,857

^ Fair value represents zero.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Common Stock	$18,416,111	Comparable Security	Market Discount	30% (30%)
Foreign Government Securities	$—	Discounted Cash Flow	Estimated Recoverability	0% (0%)
Total	$18,416,111

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total

Assets:†
Common Stocks	$2,293,135,768	$8,243,670,719 (a)	$50,468,040	$10,587,274,527
Commodities *	—	1,261,401,878	—	1,261,401,878
Foreign Government Securities	—	251,898,749	—	251,898,749
Short-Term Investments	248,580	1,432,476,727	—	1,432,725,307
Forward Foreign Currency Exchange Contracts **	—	8,674,944	—	8,674,944
Total	$2,293,384,348	$11,198,123,017	$50,468,040	$13,541,975,405

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	$(14,808,578)	$—	$(14,808,578)
Total	$—	$(14,808,578)	$—	$(14,808,578)

(a) At January 31, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the year ended January 31, 2019 was as follows:

Common Stocks
Beginning Balance —market value	$49,124,497
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	1,343,543
Ending Balance — market value	$50,468,040
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,343,543

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$22,446,978	Comparable Security	Market Discount	30% (30%)
	$28,021,062	Market Comparable Companies	Enterprise Value Multiple	0.69x - 7.25x (2.38x)
Common Stocks	$50,468,040
Total	$50,468,040

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$1,196,421,567	$9,306,999	(a)	$—		$1,205,728,566
Corporate Bonds	—	31,861,064		588,750	(b)	32,449,814
Commodities*	—	167,083,316		—		167,083,316
Short-Term Investments	48,477	291,909,140		—		291,957,617
Total	$1,196,470,044	$500,160,519		$588,750		$1,697,219,313

(a) At January 31, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the year ended January 31, 2019 was as follows:

Corporate Bonds
Beginning Balance —market value	$595,500
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	1,021
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(7,771)
Ending Balance — market value	$588,750
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(7,771)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$657,852,702	$93,346,198	(a)	$—	$751,198,900
Commodities *	—	206,644,127		—	206,644,127
Short-Term Investments	64,275	21,038,473		—	21,102,748
Warrants	567	—		—	567
Total	$657,917,544	$321,028,798		$—	$978,946,342

(a) At January 31, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold bullion and silver bullion.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$332,693,562	$504,489,822 (a)	$—		$837,183,384
Corporate Bonds	—	339,783,641	—		339,783,641
Closed End Fund	—	9,150,626	—		9,150,626
Commodities *	—	77,065,477	—		77,065,477
Foreign Government Securities	—	17,788,594	—		17,788,594
Loan Assignments	—	20,469,468	5,142,012	(b)	25,611,480
Preferred Stocks	1,708,967	—	—		1,708,967
Short-Term Investments	10,326	94,367,838	—		94,378,164
U.S. Treasury Obligation	—	80,472,842	—		80,472,842
Forward Foreign Currency Exchange Contract **	—	660,651	—		660,651
Total	$334,412,855	$1,144,248,959	$5,142,012		$1,483,803,826

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	$(470,263)	$—		$(470,263)
Total	$—	$(470,263)	$—		$(470,263)

(a) At January 31, 2019, these non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the year ended January 31, 2019 was as follows:

Loan Assignments
Beginning Balance — market value	$16,701,525
Purchases(1)	—
Sales(2)	(11,896,710)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	14,104
Realized Gains (Losses)	36,308
Change in Unrealized Appreciation (Depreciation)	286,785
Ending Balance — market value	$5,142,012
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(301,137)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Yield Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stock	$—	$—	8,056,497		$8,056,497
Corporate Bonds	—	248,072,041	4,967,249	(a)	253,039,290
Loan Assignments	—	9,551,451	6,411,651	(a)	15,963,102
Short-Term Investments	2,792	22,530,365	—		22,533,157
Forward Foreign Currency Exchange Contracts **	—	30,502	—		30,502
Total	$2,792	$280,184,359	$19,435,397		$299,622,548

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	$(212)	$—		$(212)
Total	$—	$(212)	$—		$(212)

(a) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the year ended January 31, 2019 was as follows:

	Common Stocks	Corporate Bonds		Loan Assignments	Total Value
Beginning Balance — market value	$10,393,732	$—		$17,192,569	$27,586,301
Purchases(1)	—	—		—	—
Sales(2)	—	—		(11,111,416)	(11,111,416)
Transfer In — Level 3	—	6,243,556	(a)	—	6,243,556
Transfer Out — Level 3	—	—		—	—
Accrued Amortization	—	67,821		35,645	103,466
Realized Gains (Losses)	—	—		57,248	57,248
Change in Unrealized Appreciation (Depreciation)	(2,337,235)	(1,344,128)		237,605	(3,443,758)
Ending Balance — market value	$8,056,497	$4,967,249		$6,411,651	$19,435,397
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(2,337,235)	$(1,344,128)		$(391,963)	$(4,073,326)

(a)   Transfers from Level 2 to Level 3 are due to a decline in market activity, e.g., frequency of trades, which resulted in a lack of available market inputs to determine price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Indicative Broker Quotes (Mid)	$33.50 - $37.00 ($35.00)
Common Stocks	$8,056,497	Market Comparable Companies	Enterprise Value Multiple	0.16x - 5.93x (3.03x)
Total	$8,056,497

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,175,281,620	$—	$—	$1,175,281,620
Options Purchased	29,314,500	—	—	29,314,500
Short-Term Investments	46,109,196	—	—	46,109,196
Total	$1,250,705,316	$—	$—	$1,250,705,316

Liabilities:
Written Options (Sold Short)	$(14,581,415)	$—	$—	$(14,581,415)
Total	$(14,581,415)	$—	$—	$(14,581,415)

† See Schedule of Investments for additional detailed categorizations.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the three-month period ended January 31, 2019, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	FIRST EAGLE GLOBAL FUND	FIRST EAGLE OVERSEAS FUND	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH YIELD FUND
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$—	$91,633,009	$881,294	$61,255
Average Settlement Value — Sold	2,410,867,295	1,282,182,419	60,901,702	2,407,880

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At January 31, 2019, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) on Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$14,598,918	$28,463,071	$41,730,445	$(81,405,754)

First Eagle Overseas Fund

			Gain or (Loss) on Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$8,674,944	$14,808,578	$23,852,105	$(43,863,071)

First Eagle Global Income Builder Fund

			Gain or (Loss) on Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$660,651	$470,263	$999,499	$(1,627,770)

First Eagle High Yield Fund

			Gain or (Loss) on Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$30,502	$212	$—	$1,645

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of January 31, 2019:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$4,146,329	$(4,146,329)	$—	$—
Goldman Sachs	4,663,326	(4,663,326)	—	—
HSBC Bank plc	5,362,955	(3,951,039)	—	1,411,916
JPMorgan Chase Bank	166,077	(166,077)	—	—
UBS AG	260,231	(260,231)	—	—
	$14,598,918	$(13,187,002)	$—	$1,411,916

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$7,209,159	$(4,146,329)	$—	$3,062,830
Goldman Sachs	6,235,722	(4,663,326)	(1,572,396)	—
HSBC Bank plc	3,951,039	(3,951,039)	—	—
JPMorgan Chase Bank	8,013,703	(166,077)	—	7,847,626
UBS AG	3,053,448	(260,231)	—	2,793,217
	$28,463,071	$(13,187,002)	$(1,572,396)	$13,703,673

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$2,506,658	$(2,506,658)	$—	$—
Goldman Sachs	2,819,509	(2,819,509)	—	—
HSBC Bank plc	2,812,203	(2,488,040)	—	324,163
JPMorgan Chase Bank	83,631	(83,631)	—	—
UBS AG	452,943	(452,943)	—	—
	$8,674,944	$(8,350,781)	$—	$324,163

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,805,680	$(2,506,658)	$—	$1,299,022
Goldman Sachs	3,219,763	(2,819,509)	(400,254)	—
HSBC Bank plc	2,488,040	(2,488,040)	—	—
JPMorgan Chase Bank	4,072,201	(83,631)	—	3,988,570
UBS AG	1,222,894	(452,943)	—	769,951
	$14,808,578	$(8,350,781)	$(400,254)	$6,057,543

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$276,396	$(78,695)	$—	$197,701
Goldman Sachs	98,604	(76,268)	—	22,336
HSBC Bank plc	216,943	(55,689)	—	161,254
JPMorgan Chase Bank	6,403	(6,403)	—	—
UBS AG	62,305	(62,305)	—	—
	$660,651	$(279,360)	$—	$381,291

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$78,695	$(78,695)	$—	$—
Goldman Sachs	76,268	(76,268)	—	—
HSBC Bank plc	55,689	(55,689)	—	—
JPMorgan Chase Bank	103,043	(6,403)	—	96,640
UBS AG	156,568	(62,305)	—	94,263
	$470,263	$(279,360)	$—	$190,903

First Eagle High Yield Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$30,502	$(212)	$—	$30,290

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$212	$(212)	$—	$—

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of January 31, 2019 for First Eagle Fund of America, portfolio securities valued at $142,501,931 were earmarked to cover collateral requirements for written options.

For the three-month period ended January 31, 2019 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 36,724 and 19,162 respectively.

At January 31, 2019, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			Gain or (Loss) on Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity — Written options	$—	$14,581,415	$11,407,606	$(10,683,272)
Equity — Purchased options	29,314,500	—	(7,530,206)	6,778,366

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer		Date: March 28, 2019

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 28, 2019